                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09157
                                                      ---------

                  Eaton Vance California Municipal Income Trust
                  ---------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   November 30
                             -----------------------
                             Date of Fiscal Year End

                                November 30, 2004
                            ------------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09143
                                                      ---------

                   Eaton Vance Florida Municipal Income Trust
                   ------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   November 30
                             -----------------------
                             Date of Fiscal Year End

                                November 30, 2004
                            ------------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09147
                                                      ---------

                Eaton Vance Massachusetts Municipal Income Trust
                ------------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                  November 30
                             -----------------------
                             Date of Fiscal Year End

                                November 30, 2004
                            ------------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09153
                                                      ---------

                      Eaton Vance Michigan Municipal Trust
                      ------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                November 30, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09155
                                                      ---------

                  Eaton Vance New Jersey Municipal Income Trust
                  ---------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   November 30
                             -----------------------
                             Date of Fiscal Year End

                                November 30, 2004
                            ------------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09145
                                                      ---------

                   Eaton Vance New York Municipal Income Trust
                   -------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   November 30
                             -----------------------
                             Date of Fiscal Year End

                                November 30, 2004
                            ------------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09149
                                                      ---------

                     Eaton Vance Ohio Municipal Income Trust
                     ---------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   November 30
                             -----------------------
                             Date of Fiscal Year End

                                November 30, 2004
                            ------------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09151
                                                      ---------

                    Eaton Vance Pennsylvania Municipal Trust
                    ----------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   November 30
                                   -----------
                             Date of Fiscal Year End

                                November 30, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT NOVEMBER 30, 2004

[GRAPHIC IMAGE]

EATON VANCE MUNICIPAL INCOME TRUSTS

CLOSED-END FUNDS:

CALIFORNIA

FLORIDA

MASSACHUSETTS

MICHIGAN

NEW JERSEY

NEW YORK

OHIO

PENNSYLVANIA

[GRAPHIC IMAGE]

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

 - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security, tax status, account balances and transactions.

 - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

 - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

 - We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

         For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Each Fund will file a schedule of its portfolio holdings on Form N-Q with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year. The Fund's Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Fund or Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30 without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPAL INCOME TRUSTS as of November 30, 2004
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

The municipal bond market is a center of capital formation for states, municipalities and, in some cases, private economic initiatives. In this edition of our continuing educational series, we will discuss industrial development revenue (IDR) bonds. IDR bonds have long been used as a financing mechanism by local governments to provide assistance to local employers and encourage job retention and creation within their communities.

IDR BONDS FINANCE PRIVATE ACTIVITIES THAT BENEFIT THE PUBLIC...

IDR bonds are issued by municipal authorities to finance projects and facilities used by private corporations. Historically, IDR bonds have represented a partnership between the private and public sectors - a source of dedicated funding for companies and a source of job creation in projects beneficial to local communities. The "Private-Activities" provision of the Tax Reform Act of 1986 permits issuance of tax-exempt bonds for specific activities, including pollution control; gas and electric service; water distribution; wastewater systems; solid waste disposal; airports and selected transportation projects; and other industrial projects.

The Act also placed a cap on the dollar amount that may be raised for IDR bonds in each state, limiting the amount to $50 per person/per state/per year, with a $150 million maximum. These limitations provide protection against potential abuse and ensure that tax-exempt IDR bonds will indeed be issued for projects that will benefit the public.

IDR BONDS FINANCE UTILITY-RELATED PROJECTS AND OTHER INDUSTRIAL INITIATIVES...

Typically, IDR bond projects provide financing for manufacturing, processing or utility facilities. Historically, about one-half of these bonds have been issued to finance pollution control facilities for manufacturers and electric utilities. As many utilities and manufacturers have been ordered to comply with stricter environmental and fuel standards, pollution control bonds have helped finance the retrofits of existing plants. Other IDR bonds have served as inducements from state and local issuers to locate plants or build new facilities, in the hope that such construction might generate further economic growth for a community.

IDR BONDS ARE SECURED BY CORPORATE REVENUES - NOT THOSE OF STATE OR LOCAL GOVERNMENTS...

IDR bond issues are secured by the credit of the underlying corporation. The municipal issuing authority acts solely as a conduit to permit tax-exempt financing. The corporation pledges to make payments sufficient to meet all debt service obligations. Unlike some revenue issues, IDR bonds are backed by revenues of the entire corporation, not solely by those of the project being financed.

Because IDR bonds are backed by corporate revenues and not by the taxing authority of a state or local jurisdiction, they have historically provided coupon premiums above those of general obligations and other more traditional revenue bonds. Bonds may be either collateralized or unsecured. Collateralized bonds have a lien against the company's assets, which may provide bond holders enhanced bargaining power in the event of a bankruptcy. Unsecured bonds have no such lien.

WHILE PROVIDING NEW OPPORTUNITIES, IDR BONDS REQUIRE RIGOROUS ANALYSIS...

While IDR bonds may provide unusual investment opportunities, they also may entail increased risk, and therefore, demand especially intensive analysis. At Eaton Vance, we have credit analysts and resources dedicated to IDR bond research.

IDR bonds represent a key segment of the municipal bond market and should remain an important source of capital formation. In our view, the experience and resources needed to evaluate these issues further demonstrates the value of professional management. We will continue to look for opportunities in this sector of the municipal market.

                                              Sincerely,

                                              /s/ Thomas J. Fetter

                                              Thomas J. Fetter
                                              President
                                              January 12, 2005

SHARES OF THE TRUSTS ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

MARKET RECAP

The expansion of the U.S. economy continued throughout the year ended
November 30, 2004, bolstered by the strengthening employment data that emerged at the end of the fiscal year. One key economic factor during the period was the surge in gasoline and energy prices, which raised fears that inflation could re-emerge. Amid those concerns, bond market performance was less robust in the second half of the year than in the first half.

IN AN UNEVEN ECONOMY, SOME SECTORS GENERATED GROWTH...

The nation's Gross Domestic Product grew by 4.0% in the third quarter of 2004, a stronger showing than previously estimated, following a 3.3% rise in the second quarter. Economic activity was uneven, with some segments slowing and others growing at varying rates. For example, auto sales were impacted by higher gas prices, with buyers opting for fuel-efficient smaller vehicles over SUVs and trucks.

Interestingly, manufacturing activity grew stronger, driven by rising demand for durable goods and capital equipment. Demand for aerospace equipment, steel products, industrial machinery, and information technology products was especially strong. Non-durable goods manufacturing, tied more closely to consumer spending, weakened significantly. The construction sector followed recent patterns, with residential building on the rise, while commercial activity lagged.

MEANWHILE, JOB GROWTH HAS GAINED SOME STRENGTH...

The employment picture continued to puzzle many economists throughout the year. Despite having made significant productivity improvements during the recent economic downturn, many businesses were slow to return to previous employment levels. As a result, job gains during the summer and early fall fell short of expectations. However, reports released in December 2004 brought news of a surge in new employment, with the number of new jobs rising and the number of Americans filing initial jobless claims falling. The nation's unemployment rate fell to 5.4% in November 2004, down from 5.9% a year earlier. A resurgence in hiring in 2004 would allow for continued consumer spending in the new year, the key driver in an economy potentially on pace for its strongest rate of growth in several years.

[CHART]

Municipal bond yields were 94% of Treasury yields

30-Year AAA-rated General Obligation (GO) Bonds*         4.71%
Taxable equivalent yield in 35.0% tax bracket            7.25%
30-Year Treasury bond                                    4.99%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Trusts' yield. Statistics as of November 30, 2004.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

THE FEDERAL RESERVE PUSHED SHORT-TERM INTEREST RATES HIGHER IN 2004...

Amid soaring oil prices and a weaker U.S. dollar - each a potential inflation threat - the Federal Reserve continued its tighter monetary policy, emphasizing that it would fight any signs of inflation. After maintaining a stable interest rate policy for more than a year, the Fed raised its benchmark
Federal Funds rate 5 times since June of 2004, with the fifth increase on December 15, 2004, pushing the key interest rate to 2.25%.

Following a strong rally in the first half of the year, the municipal bond market lost some momentum in the second half, as inflation remained a concern for fixed-income investors. For the year ended November 30, 2004, the Lehman Brothers Municipal Bond Index had a total return of 4.07%.*

*It is not possible to invest directly in an Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND THE INVESTMENT ADVISER DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE CALIFORNIA MUNICIPAL INCOME TRUST as of November 30, 2004 INVESTMENT UPDATE

THE TRUST

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 8.60% for the year ended November 30, 2004. That return was the result of an increase in share price from $14.95 on November 30, 2003 to $15.16 on November 30, 2004 and the reinvestment of $1.023 in regular monthly dividends.(1)

- Based on net asset value, the Trust had a total return of 5.34% for the year ended November 30, 2004. That return was the result of a decrease in net asset value per share from $15.32 on November 30, 2003 to $15.07 on November 30, 2004, and the reinvestment of all distributions.(1)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.07% during the year ended November 30, 2004.(2)

- Based on the last dividend of the fiscal year and a share price of $15.16, the Trust had a market yield of 6.75% at November 30, 2004.(3) The Trust's market yield is equivalent to a taxable yield of 11.45%.(4) The dividend declared on December 31, 2004, reflects a reduction of the monthly dividend of $0.005 per share.

[CHART]

RATING DISTRIBUTION(5)

By total investments

AAA                              58.1%
AA                                3.6%
A                                15.9%
BBB                               7.2%
Non-Rated                        15.2%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Although California is no longer losing jobs, job growth continued to lag the nation. The technology sector showed some signs of improvement, while energy, construction, business services and new business creation remained strong. The state's jobless rate was 5.7% in November 2004, down from 6.6% a year ago.

- Insured* general obligations bonds (GOs) were the Trust's largest sector weighting at November 30, 2004. The Trust's investments focused primarily on local school district bonds. Given the slow recovery of the California economy, insured* GOs provided an added measure of security.

- Special tax revenue bonds were significant investments. These bonds helped finance infrastructure and improvements that benefited local property owners. The bonds are backed by revenues from special assessments on these California communities.

- Hospital bonds were prominent holdings in the Trust. Given stricter Medicare reimbursements and intense industry competition, management focused on institutions we believe have sound financial structures and good management and are well-positioned in their local markets.

- At November 30, 2004, the Trust had leverage in the amount of approximately 35.3% of the Trust's total assets. The Trust is leveraged through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE TRUST'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

TRUST INFORMATION
as of November 30, 2004

PERFORMANCE(6)

Average Annual Total Return (by share price, American Stock Exchange)
One Year                           8.60%
Five Years                        12.80
Life of Trust (1/29/99)            6.54

Average Annual Total Return (by net asset value)
One Year                           5.34%
Five Years                        12.29
Life of Trust (1/29/99)            6.44

(1) A PORTION OF THE TRUST'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.

(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

(3) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 41.05% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.

(5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE TRUST'S CURRENT OR FUTURE INVESTMENTS AND IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE TRUST.

(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.

EATON VANCE FLORIDA MUNICIPAL INCOME TRUST as of November 30, 2004 INVESTMENT UPDATE

THE TRUST

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 5.76% for the year ended November 30, 2004. That return was the result of a decrease in share price from $15.455 on November 30, 2003 to $15.25 on November 30, 2004 and the reinvestment of $1.035 in regular monthly dividends.(1)

- Based on net asset value, the Trust had a total return of 3.80% for the year ended November 30, 2004. That return was the result of a decrease in net asset value per share from $15.53 on November 30, 2003 to $15.04 on November 30, 2004, and the reinvestment of all distributions.(1)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.07% during the year ended November 30, 2004.(2)

- Based on the last dividend of the fiscal year and a share price of $15.25, the Trust had a market yield of 6.79% at November 30, 2004.(3) The Trust's market yield is equivalent to a taxable yield of 10.45%.(4) The dividend declared on December 31, 2004, reflects a reduction of the monthly dividend of $0.004 per share.

[CHART]

RATING DISTRIBUTION(5)

By total investments

AAA                   66.3%
AA                     8.5%
A                      5.5%
BBB                    3.5%
CCC                    0.5%
Non-Rated             15.7%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Florida's economic rebound has been among the strongest in the nation. Rebuilding from this year's difficult hurricane season has generated additional momentum in the construction industry. State tourism continued its recovery, with visitor levels up from a year earlier. The state's November 2004 jobless rate was 4.3%, down from 4.9% a year ago.

- Insured* transportation bonds constituted the Trust's largest sector weighting at November 30, 2004. These issues have financed key projects within Florida's air, seaport and highway matrix. The Trust's holdings included issues that financed a five-year improvement program intended to ease Miami's traffic congestion.

- Insured* water and sewer issuers remained a focus for the Trust. Historically, water and sewer bonds have offered a stable revenue stream in any economic climate. These issues provided funding for Florida communities that were upgrading their water facilities.

- Insured* special tax revenue bonds constituted a major investment. These bonds are secured by the levy of special assessments by local governments and helped defray the costs on improvements and infrastructure for Florida communities.

- At November 30, 2004, the Trust had leverage in the amount of approximately 35.7% of the Trust's total assets. The Trust is leveraged through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE TRUST'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

TRUST INFORMATION
as of November 30, 2004

PERFORMANCE(6)

Average Annual Total Return (by share price, American Stock Exchange)

One Year                        5.76%
Five Years                     15.10
Life of Trust (1/29/99)         6.72

Average Annual Total Return (by net asset value)

One Year                        3.80%
Five Years                     12.06
Life of Trust (1/29/99)         6.47

(1) A PORTION OF THE TRUST'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX; INCOME MAY BE SUBJECT TO STATE INTANGIBLES TAX.

(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

(3) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 35.00% COMBINED FEDERAL AND STATE INTANGIBLES TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.

(5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE TRUST'S CURRENT OR FUTURE INVESTMENTS AND IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE TRUST.

(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME TRUST as of November 30, 2004 INVESTMENT UPDATE

THE TRUST

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 16.71% for the year ended November 30, 2004. That return was the result of an increase in share price from $15.40 on November 30, 2003 to $16.81 on November 30, 2004 and the reinvestment of $1.023 in regular monthly dividends.(1)

- Based on net asset value, the Trust had a total return of 4.90% for the year ended November 30, 2004. That return was the result of a decrease in net asset value per share from $15.38 on November 30, 2003 to $15.09 on November 30, 2004, and the reinvestment of all distributions.(1)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.07% during the year ended November 30, 2004.(2)

- Based on the last dividend of the fiscal year and a share price of $16.81, the Trust had a market yield of 6.09% at November 30, 2004.(3) The Trust's market yield is equivalent to a taxable yield of 9.89%.(4) The dividend declared on December 31, 2004, reflects a reduction of the monthly dividend of $0.005667 per share.

[CHART]

RATING DISTRIBUTION(5)

By total investments

AAA                  52.4%
AA                    7.5%
A                    18.9%
BBB                  12.7%
BB                    1.1%
Non-Rated             7.4%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- The Massachusetts economy continued to improve in 2004, although job creation lagged the national rate. A continuing strong residential real estate market boosted the construction sector, and the state's key financial sector reflected stronger financial markets. The state's November 2004 jobless rate was 4.6%, down from 5.7% a year ago and below the national rate.

- Insured* and uninsured education bonds were the Trust's largest sector weightings at November 30, 2004. Investments included some of the Common-wealth's most acclaimed universities and secondary schools. Historically, these institutions have enjoyed strong applicant demand and stable-to-rising tuition income.

- Hospital bonds were significant investments, representing a geographically diverse range of institutions, Management emphasized hospitals with sound cost structures, good market share and in-demand health care specialities.

- Management continued its efforts to upgrade, where possible, the credit quality of the Trust's investments. Another key strategy was trading bonds with nearing call dates in favor of non-callable bonds and bonds with longer-dated calls. This shift could improve the Trust's appreciation potential in the event of a market rally.

- At November 30, 2004, the Trust had leverage in the amount of approximately 34.6% of the Trust's total assets. The Trust is leveraged through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE TRUST'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

TRUST INFORMATION
as of November 30, 2004

PERFORMANCE(6)

Average Annual Total Return (by share price, American Stock Exchange)

One Year                          16.71%
Five Years                        15.04
Life of Trust (1/29/99)            8.35

Average Annual Total Return (by net asset value)

One Year                           4.90%
Five Years                        12.51
Life of Trust (1/29/99)            6.37

(1) A PORTION OF THE TRUST'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.

(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

(3) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 38.45% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.

(5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE TRUST'S CURRENT OR FUTURE INVESTMENTS AND IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE TRUST.

(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.

EATON VANCE MICHIGAN MUNICIPAL INCOME TRUST as of November 30, 2004 INVESTMENT UPDATE

THE TRUST

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 13.63% for the year ended November 30, 2004. That return was the result of an increase in share price from $15.64 on November 30, 2003 to $16.60 on November 30, 2004 and the reinvestment of $1.032 in regular monthly dividends.(1)

- Based on net asset value, the Trust had a total return of 4.36% for the year ended November 30, 2004. That return was the result of a decrease in net asset value per share from $15.24 on November 30, 2003 to $14.86 on November 30, 2004, and the reinvestment of all distributions.(1)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.07% during the year ended November 30, 2004.(2)

- Based on the last dividend of the fiscal year and a share price of $16.60, the Trust had a market yield of 6.22% at November 30, 2004.(3) The Trust's market yield is equivalent to a taxable yield of 9.96%.(4) The dividend declared on December 31, 2004, reflects a reduction of the monthly dividend of $0.0075 per share.

[CHART]

RATING DISTRIBUTION(5)

By total investments

AAA             47.3%
AA              13.0%
A               20.3%
BBB              9.8%
CCC              0.9%
Non-Rated        8.7%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF WILLIAM H. AHEARN]
William H. Ahearn
Portfolio Manager

MANAGEMENT UPDATE

- Michigan's recovery has been among the weakest of the states. The manufacturing sector has been especially hard-hit, but government jobs - pressured by budgetary restraints - have also declined. The construction and furniture industries fared well. The state's November 2004 jobless rate was 7.0%, down from 7.6% a year ago.

- Hospital bonds constituted the Trust's largest sector weighting at November 30, 2004. The Trust's investments were diversified geographically throughout the state and included some of the state's finest acute care facilities. These hospitals offer a wide variety of specialized medical care, including cardiac and pediatric care.

- Insured* and uninsured general obligations (GOs) were a significant focus for the Trust. Secured by local property taxes, they are deemed very high quality debt. The Trust's investments included industry-based communities, as well as agricultural and tourism-based communities in central and northern Michigan.

- The Trust took advantage of its ability to add Puerto Rico bonds, which provided more issuer diversification and a more varied coupon mix. Puerto Rico investments included industrial development revenue bonds, general obligations, insured* transportation issues, electric utilities, special tax revenue bonds and lease revenue bonds.

- At November 30, 2004, the Trust had leverage in the amount of approximately 36.0% of the Trust's total assets. The Trust is leveraged through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE TRUST'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

TRUST INFORMATION
as of November 30, 2004

PERFORMANCE(6)

Average Annual Total Return (by share price, American Stock Exchange)

One Year                        13.63%
Five Years                      16.04
Life of Trust (1/29/99)          8.21

Average Annual Total Return (by net asset value)

One Year                         4.36%
Five Years                      11.59
Life of Trust (1/29/99)          6.18

(1) A PORTION OF THE TRUST'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.

(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

(3) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 37.54% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.

(5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE TRUST'S CURRENT OR FUTURE INVESTMENTS AND IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE TRUST.

(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REIN-VESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.

EATON VANCE NEW JERSEY MUNICIPAL INCOME TRUST as of November 30, 2004 INVESTMENT UPDATE

THE TRUST

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 8.31% for the year ended November 30, 2004. That return was the result of an increase in share price from $15.415 on November 30, 2003 to $15.54 on November 30, 2004 and the reinvestment of $1.068 in regular monthly dividends.(1)

- Based on net asset value, the Trust had a total return of 4.76% for the year ended November 30, 2004. That return was the result of a decrease in net asset value per share from $15.19 on November 30, 2003 to $14.81 on November 30, 2004, and the reinvestment of all distributions.(1)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.07% during the year ended November 30, 2004.(2)

- Based on the last dividend of the fiscal year and a share price of $15.54, the Trust had a market yield of 6.87% at November 30, 2004.(3) The Trust's market yield is equivalent to a taxable yield of 11.61%.(4) The dividend declared on December 31, 2004, reflects a reduction of the monthly dividend of $0.008833 per share.

[CHART]

RATING DISTRIBUTION(5)

By total investments

AAA                     37.5%
AA                       5.6%
A                       18.7%
BBB                     24.3%
B                        1.3%
Non-Rated               12.6%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- The New Jersey economy continued to expand in 2004, with job creation seen across many industries. Job growth exceeded the national rate, with the strongest areas in construction, health care, state and local government and business services. The state's November 2004 jobless rate was 4.4%, down from 5.5% a year ago and below the national rate.

- Insured* transportation bonds represented the Trust's largest sector weighting at November 30, 2004. Investments included bonds for port authorities, turn-pike authorities and other toll-backed facilities - all key segments of New Jersey's economic infrastructure.

- The Trust was selective within the hospital sector, given the industry's competitive and operating pressures. Management focused on issues of well-managed facilities with sound underlying fundamentals and good cost controls.

- Special tax revenue bonds were an emerging theme for the Trust. Investments included an issue backed by a state tax levied on the sale of cigarettes. Another such issue was a motor vehicle surcharge revenue bond, backed by "bad-driver" penalties.

- At November 30, 2004, the Trust had leverage in the amount of approximately 35.7% of the Trust's total assets. The Trust is leveraged through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE TRUST'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

TRUST INFORMATION
as of November 30, 2004

PERFORMANCE(6)

Average Annual Total Return (by share price, American Stock Exchange)

One Year                        8.31%
Five Years                     14.73
Life of Trust (1/29/99)         7.17

Average Annual Total Return (by net asset value)

One Year                        4.76%
Five Years                     11.95
Life of Trust (1/29/99)         6.29

(1) A PORTION OF THE TRUST'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.

(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

(3) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 40.83% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.

(5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE TRUST'S CURRENT OR FUTURE INVESTMENTS AND IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE TRUST.

(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.

EATON VANCE NEW YORK MUNICIPAL INCOME TRUST as of November 30, 2004 INVESTMENT UPDATE

THE TRUST

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 6.46% for the year ended November 30, 2004. That return was the result of a decrease in share price from $15.46 on November 30, 2003 to $15.37 on November 30, 2004 and the reinvestment of $1.040 in regular monthly dividends.(1)

- Based on net asset value, the Trust had a total return of 4.91% for the year ended November 30, 2004. That return was the result of a decrease in net asset value per share from $15.81 on November 30, 2003 to $15.49 on November 30, 2004, and the reinvestment of all distributions.(1)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.07% during the year ended November 30, 2004.(2)

- Based on the last dividend of the fiscal year and a share price of $15.37, the Trust had a market yield of 6.77% at November 30, 2004.(3) The Trust's market yield is equivalent to a taxable yield of 11.29%.(4)

[CHART]

RATING DISTRIBUTION(5),(6)

By total investments

AAA             31.1%
AA              10.3%
A               39.9%
BBB              6.4%
CCC              1.4%
Non-Rated       10.9%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- In 2004, the New York economy achieved its best employment growth since the 2001 recession. Boosted by the service, construction and financial sectors, job creation in the New York City suburbs outpaced the upstate manufacturing areas. The state's November 2004 jobless rate was 4.9%, down from 6.3% a year ago.

- Electric utility bonds were the Trust's largest sector weighting at November 30, 2004. As essential services, utilities tend to enjoy a relatively stable revenue stream. The Trust's investments included the state's largest power authority - which has 17 power-generating facilities throughout the state - as well as local authorities serving Long Island.

- Education bonds were a significant focus of the Trust. Investments included local development bonds for facilities, as well as state dormitory issues that financed the construction and expansion of dorms, classrooms and lab facilities.

- The Trust remained very selective with respect to the hospital sector. The Trust focused its investments on a geographically diverse mix of acute care institutions across the state with sound finances, good cost controls and experienced management.

- At November 30, 2004, the Trust had leverage in the amount of approximately 34.9% of the Trust's total assets. The Trust is leveraged through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE TRUST'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

TRUST INFORMATION
as of November 30, 2004

PERFORMANCE(6)

Average Annual Total Return (by share price, American Stock Exchange)

One Year                        6.46%
Five Years                     14.48
Life of Trust (1/29/99)         6.88

Average Annual Total Return (by net asset value)

One Year                        4.91%
Five Years                     12.67
Life of Trust (1/29/99)         7.02

(1) A PORTION OF THE TRUST'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.

(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

(3) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 40.01% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.

(5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE TRUST'S CURRENT OR FUTURE INVESTMENTS AND IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE TRUST.

(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.

EATON VANCE OHIO MUNICIPAL INCOME TRUST as of November 30, 2004
INVESTMENT UPDATE

THE TRUST

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 13.96% for the year ended November 30, 2004. That return was the result of an increase in share price from $15.715 on November 30, 2003 to $16.75 on November 30, 2004 and the reinvestment of $1.009 in regular monthly dividends.(1)

- Based on net asset value, the Trust had a total return of 6.71% for the year ended November 30, 2004. That return was the result of a decrease in net asset value per share from $15.07 on November 30, 2003 to $15.04 on November 30, 2004, and the reinvestment of all distributions.(1)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.07% during the year ended November 30, 2004.(2)

- Based on the last dividend of the fiscal year and a share price of $16.75, the Trust had a market yield of 6.02% at November 30, 2004.(3) The Trust's market yield is equivalent to a taxable yield of 10.01%.(4) The dividend declared on December 31, 2004, reflects a reduction of the monthly dividend of $0.001 per share.

[CHART]

RATING DISTRIBUTION(5)

By total investments

AAA             49.1%
AA              15.0%
A               17.7%
BBB              6.4%
BB               2.1%
CCC              1.5%
Non-Rated        8.2%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE

- Ohio's economy continued to stabilize in 2004, as the pace of job loss eased. While the long-troubled manufacturing sector contracted further, the health care and educational sectors remained a strong source of new job creation. The state's November 2004 jobless rate was 6.5%, up from 6.1% a year ago.

- Hospital bonds were the Trust's largest weighting at November 30, 2004. The hospital industry has been under pressure to contain costs in response to competition and strict reimbursement policies. The Trust focused on institutions with strong fundamentals and in-demand health care specialties.

- Insured* general obligations (GOs) were a significant focus of the Trust. Investments included school district GOs, which are valued by investors in an economy in which there are lingering uncertainties about some industrial issuers.

- Industrial development revenue bonds (IDRs) constituted a large investment of the Trust. Management remained selective, focusing on one of the better-per-forming airlines, a large national brewer and beverage producer and the nation's largest auto manufacturer.

- At November 30, 2004, the Trust had leverage in the amount of approximately 35.6% of the Trust's total assets. The Trust is leveraged through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE TRUST'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

TRUST INFORMATION
as of November 30, 2004

PERFORMANCE(6)

Average Annual Total Return (by share price, American Stock Exchange)

One Year                       13.96%
Five Years                     15.37
Life of Trust (1/29/99)         8.30

Average Annual Total Return (by net asset value)

One Year                        6.71%
Five Years                     11.63
Life of Trust (1/29/99)         6.32

(1) A PORTION OF THE TRUST'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.

(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

(3) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 39.88% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.

(5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE TRUST'S CURRENT OR FUTURE INVESTMENTS AND IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE TRUST.

(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME TRUST as of November 30, 2004 INVESTMENT UPDATE

THE TRUST

- Based on share price (traded on the American Stock Exchange), the Trust had a total return of 4.07% for the year ended November 30, 2004. That return was the result of a decrease in share price from $15.98 on November 30, 2003 to $15.54 on November 30, 2004 and the reinvestment of $1.003 in regular monthly dividends.(1)

- Based on net asset value, the Trust had a total return of 4.77% for the year ended November 30, 2004. That return was the result of a decrease in net asset value per share from $15.21 on November 30, 2003 to $14.89 on November 30, 2004, and the reinvestment of all distributions.(1)

- In comparison, the Lehman Brothers Municipal Bond Index had a total return of 4.07% during the year ended November 30, 2004.(2)

- Based on the last dividend of the fiscal year and a share price of $15.54, the Trust had a market yield of 6.45% at November 30, 2004.(3) The Trust's market yield is equivalent to a taxable yield of 10.24%.(4)

[CHART]

RATING DISTRIBUTION(5)

By total investments

AAA            65.0%
AA              1.7%
A              14.3%
BBB             8.0%
BB              2.1%
CCC             1.8%
Non-Rated       7.1%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Pennsylvania's job situation improved in 2004, following three years of job losses. Employment gains were spread across a range of industries, including retail, business services, education, health care, leisure and tourism. The state's November 2004 jobless rate was 5.4%, up slightly from 5.2% a year ago.

- Insured* education bonds were the Trust's largest sector weighting at November 30, 2004. These issuers have enjoyed stable revenues despite the recent economic fluctuations and included issues from the Commonwealth's higher education system as well as some of its esteemed private universities.

- Insured* hospital bonds were prominent investments of the Trust. Holdings represented a geographically diverse mix and focused on institutions with good cost controls, experienced management and an attractive range of health care offerings.

- Insured* general obligations (GOs) were significant holdings for the Trust. With a slow recovery constraining tax revenue growth, the Trust focused on communities and school districts that management believed can maintain property values and stable revenues.

- At November 30, 2004, the Trust had leverage in the amount of approximately 36.0% of the Trust's total assets. The Trust is leveraged through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE OR SHARE PRICE (AS APPLICABLE) WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE TRUST'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN.

TRUST INFORMATION
as of November 30, 2004

PERFORMANCE(6)

Average Annual Total Return (by share price, American Stock Exchange)

One Year                        4.07%
Five Years                     14.66
Life of Trust (1/29/99)         6.90

Average Annual Total Return (by net asset value)

One Year                        4.77%
Five Years                     11.50
Life of Trust (1/29/99)         6.12

(1) A PORTION OF THE TRUST'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX AND/OR ALTERNATIVE MINIMUM TAX AND STATE INCOME TAX.

(2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE INDEX'S TOTAL RETURN DOES NOT REFLECT THE COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX.

(3) THE TRUST'S MARKET YIELD IS CALCULATED BY DIVIDING THE MOST RECENT DIVIDEND PER SHARE BY THE SHARE PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(4) TAXABLE-EQUIVALENT YIELD ASSUMES A MAXIMUM 37.00% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER TAX RATE WOULD RESULT IN A LOWER TAX-EQUIVALENT FIGURE.

(5) RATING DISTRIBUTION MAY NOT BE REPRESENTATIVE OF THE TRUST'S CURRENT OR FUTURE INVESTMENTS AND IS DETERMINED BY DIVIDING THE TOTAL MARKET VALUE OF THE ISSUES BY THE TOTAL INVESTMENTS OF THE TRUST.

(6) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN SHARE PRICE OR NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. PERFORMANCE RESULTS REFLECT THE EFFECT OF LEVERAGE RESULTING FROM THE TRUST'S ISSUANCE OF AUCTION PREFERRED SHARES.

CALIFORNIA MUNICIPAL INCOME TRUST as of November 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 151.3%

PRINCIPAL AMOUNT
(000'S OMITTED)            SECURITY                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------
EDUCATION -- 9.5%

$              1,000   California Educational Facilities Authority,
                       (Dominican University), 5.75%, 12/1/30                                        $        1,031,620
               2,770   California Educational Facilities Authority,
                       (Lutheran University), 5.00%, 10/1/29                                                  2,729,115
                 500   California Educational Facilities Authority,
                       (Pepperdine University), 5.00%, 11/1/29                                                  503,030
               1,850   California Educational Facilities Authority,
                       (Santa Clara University), 5.00%, 9/1/23                                                1,972,266
               4,000   California Educational Facilities Authority,
                       (Stanford University), 5.125%, 1/1/31                                                  4,060,120
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       10,296,151
-----------------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.1%

$              2,425   Foothill/Eastern Transportation Corridor Agency,
                       Escrowed to Maturity, 0.00%, 1/1/20                                           $        1,202,315
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,202,315
-----------------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 6.6%

$              2,200   California, 5.00%, 2/1/21                                                     $        2,281,224
               1,100   California, 5.25%, 4/1/30                                                              1,125,113
               3,500   California, 5.50%, 11/1/33                                                             3,687,600
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        7,093,937
-----------------------------------------------------------------------------------------------------------------------

HOSPITAL -- 15.4%

$              2,000   California Health Facilities Financing Authority,
                       (Cedars-Sinai Medical Center), 6.25%, 12/1/34                                 $        2,140,080
                 750   California Infrastructure and Economic Development,
                       (Kaiser Hospital), 5.50%, 8/1/31                                                         767,062
               1,650   California Statewide Communities Development Authority,
                       (Kaiser Permanente), 5.50%, 11/1/32                                                    1,684,947
               1,750   California Statewide Communities Development Authority,
                       (Sonoma County Indian Health), 6.40%, 9/1/29                                           1,783,040
               1,500   California Statewide Communities Development Authority,
                       (Sutter Health), 5.50%, 8/15/28                                                        1,553,670
               1,500   Duarte, COP, (City of Hope), 5.25%, 4/1/24                                             1,487,835
               1,000   Stockton Health Facilities Authority, (Dameron Hospital),
                       5.70%, 12/1/14                                                                         1,049,350
               2,000   Tahoe Forest Hospital District,
                       5.85%, 7/1/22                                                                          2,045,100
               2,000   Torrance Hospital, (Torrance Memorial Medical Center),
                       5.50%, 6/1/31                                                                          2,060,040
               2,000   Washington Township, Health Care District,
                       5.25%, 7/1/29                                                                          2,022,640
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       16,593,764
-----------------------------------------------------------------------------------------------------------------------

HOUSING -- 2.4%

$              1,000   California Statewide Communities Development Authority,
                       (Corporate Fund for Housing), 6.50%, 12/1/29                                  $          993,280
                 500   California Statewide Communities Development Authority,
                       (Corporate Fund for Housing), 7.25%, 12/1/34                                             493,680
                 773   Commerce, (Hermitage III Senior Apartments),
                       6.50%, 12/1/29                                                                           708,854
                 441   Commerce, (Hermitage III Senior Apartments),
                       6.85%, 12/1/29                                                                           402,166
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,597,980
-----------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.2%

$              1,250   California Pollution Control Financing Authority,
                       (Mobil Oil Corp.), (AMT), 5.50%, 12/1/29                                      $        1,304,550
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,304,550
-----------------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.9%

$              3,270   California Educational Facilities Authority,
                       (Pooled College and University), (MBIA), 5.10%, 4/1/23                        $        3,381,245
               3,000   California University, (AMBAC), 5.00%, 11/1/33                                         3,030,150
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        6,411,395
-----------------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 11.0%

$              3,250   California Pollution Control Financing Authority, (Southern
                       California Edison Co.), (MBIA), (AMT), 5.55%, 9/1/31                          $        3,377,172
               2,500   California Pollution Control Financing Authority, PCR,
                       (Pacific Gas and Electric), (MBIA),
                       (AMT), 5.35%, 12/1/16                                                                  2,677,600
               4,000   Puerto Rico Electric Power Authority, (FSA), Variable Rate,
                       8.39%, 7/1/29(1)(2)                                                                    4,336,480
                 665   Puerto Rico Electric Power Authority, (FSA), Variable Rate,
                       11.892%, 7/1/29(2)(3)                                                                    748,910
                 500   Puerto Rico Electric Power Authority, (MBIA), Variable
                       Rate, 12.295%, 7/1/16(2)(3)                                                              722,720
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       11,862,882
-----------------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 1.6%

$              5,130   Foothill/Eastern Transportation Corridor Agency, (FSA),
                       Escrowed to Maturity, 0.00%, 1/1/26                                           $        1,743,225
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,743,225
-----------------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 29.5%

$              3,650   Burbank Unified School District, (FGIC),
                       0.00%, 8/1/18                                                                 $        1,909,826
               1,650   California RITES, (AMBAC), Variable Rate,
                       14.158%, 5/1/26(2)(3)                                                                  2,086,062

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)            SECURITY                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)

$              1,600   California, (AMBAC), 5.00%, 2/1/28                                            $        1,667,440
               6,425   Foothill-De Anza Community College District, (MBIA),
                       0.00%, 8/1/20                                                                          2,993,536
               3,000   Foothill-De Anza Community College District, (MBIA),
                       0.00%, 8/1/21                                                                          1,312,350
               3,750   Los Angeles Unified School District, (FGIC),
                       5.375%, 7/1/25                                                                         3,993,150
               5,000   Murrieta Valley Unified School District, (FGIC),
                       0.00%, 9/1/20                                                                          2,319,800
               2,500   Puerto Rico, (FSA), Variable Rate, 12.446%,
                       7/1/27(2)(3)                                                                           3,125,875
               1,600   San Diego Unified School District, (MBIA), Variable Rate,
                       12.675%, 7/1/24(2)(3)                                                                  2,277,904
               9,635   San Ramon Valley Unified School District, (FGIC),
                       0.00%, 7/1/18(4)                                                                       5,061,362
               3,000   Simi Valley Unified School District, (MBIA),
                       5.00%, 8/1/28                                                                          3,056,250
               4,500   Ukiah Unified School District, (FGIC),
                       0.00%, 8/1/20                                                                          2,096,325
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       31,899,880
-----------------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 4.5%

$              3,200   California Statewide Communities Development Authority,
                       (Children's Hospital Los Angeles), (MBIA),
                       5.25%, 8/15/29                                                                $        3,315,232
               1,245   California Statewide Communities Development Authority,
                       (Sutter Health), Residual Certificates, (FSA), Variable Rate,
                       13.433%, 8/15/27(2)(3)                                                                 1,593,612
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        4,908,844
-----------------------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 6.2%

$              6,500   Anaheim Public Financing Authority, (Public Improvements),
                       (FSA), 0.00%, 9/1/17                                                          $        3,565,315
              11,500   Anaheim Public Financing Authority, (Public Improvements),
                       (FSA), 0.00%, 9/1/28                                                                   3,136,740
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        6,702,055
-----------------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.2%

$                250   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                       Variable Rate, 8.111%, 7/1/28(1)(2)                                           $          260,190
                 945   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                       Variable Rate, 10.286%, 7/1/28(2)(3)                                                   1,002,777
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,262,967
-----------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 12.4%

$              2,500   Los Angeles County Metropolitan Transportation Authority,
                       (FGIC), 5.25%, 7/1/30                                                         $        2,592,475
               2,515   Puerto Rico Highway and Transportation Authority, (AMBAC),
                       Variable Rate, 11.238%, 7/1/28(2)(3)                                                   2,669,371
               1,750   Puerto Rico Highway and Transportation Authority, (FSA),
                       4.75%, 7/1/38                                                                          1,754,288
               6,000   San Francisco, (Bay Area Rapid Transportation District),
                       (FGIC), 5.50%, 7/1/34                                                                  6,407,640
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       13,423,774
-----------------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 12.2%

$              5,000   Contra Costa County, Water District, (MBIA),
                       5.00%, 10/1/24                                                                $        5,044,600
               6,250   East Bay Municipal Utilities District Water System, (MBIA),
                       5.00%, 6/1/38                                                                          6,290,313

               4,850   Santa Rosa Wastewater, (AMBAC), 0.00%, 9/1/23                                          1,860,557
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       13,195,470
-----------------------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 6.4%

$              4,000   Sacramento Financing Authority, 5.40%, 11/1/20                                $        4,382,920
               2,500   San Diego County, Certificates of Participation,
                       5.375%, 10/1/41                                                                        2,545,575
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        6,928,495
-----------------------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.4%

$              1,500   California Statewide Communities Development Authority,
                       (East Valley Tourist Development Authority),
                       8.25%, 10/1/14                                                                $        1,529,535
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,529,535
-----------------------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 21.8%

$              1,500   Bonita Canyon Public Facilities Financing Authority,
                       5.375%, 9/1/28                                                                $        1,502,355
               1,600   Brentwood Infrastructure Financing Authority,
                       6.375%, 9/2/33                                                                         1,648,400
               1,750   Capistrano Unified School District, 5.75%, 9/1/29                                      1,768,830
               1,665   Corona, Public Financing Authority, 5.80%, 9/1/20                                      1,667,281
               1,000   Corona-Norco Unified School District Public Financing
                       Authority, 6.125%, 9/1/31                                                              1,020,070
               1,590   Fontana Redevelopment Agency, (Jurupa Hills),
                       5.60%, 10/1/27                                                                         1,648,130
               1,360   Lincoln Public Financing Authority, Improvement
                       Bond Act of 1915 (Twelve Bridges), 6.20%, 9/2/25                                       1,430,897
                 420   Moreno Valley Unified School District, (Community
                       School District No. 2003-2), 5.75%, 9/1/24                                               426,170

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)            SECURITY                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE

$                750   Moreno Valley Unified School District, (Community School
                       District No. 2003-2), 5.90%, 9/1/29                                           $          758,025
                 750   Murrieta Valley Unified School District, 6.20%, 9/1/35                                   774,225
               2,465   Oakland Joint Powers Financing Authority, 5.40%, 9/2/18                                2,603,163
                 995   Oakland Joint Powers Financing Authority, 5.50%, 9/2/24                                1,042,621
                 700   Rancho Cucamonga Public Financing Authority,
                       6.00%, 9/2/20                                                                            734,538
               1,245   Roseville Special Tax, 6.30%, 9/1/25                                                   1,323,522
               1,325   San Pablo Redevelopment Agency, 5.65%, 12/1/23                                         1,376,066
               1,500   Santa Margarita Water District, 6.20%, 9/1/20                                          1,575,555
                 250   Santaluz Community Facilities District No. 2,
                       6.10%, 9/1/21                                                                            255,723
                 500   Santaluz Community Facilities District No. 2,
                       6.20%, 9/1/30                                                                            508,255
                 500   Turlock Public Financing Authority, 5.45%, 9/1/24                                        508,850
               1,000   Whittier Public Financing Authority,
                       (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23                                       1,030,670
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       23,603,346
-----------------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.0%

$              1,170   Port Redwood City, (AMT), 5.125%, 6/1/30                                      $        1,110,985
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,110,985
-----------------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 151.3%
  (IDENTIFIED COST $154,481,787)                                                                     $      163,671,550
-----------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.3%                                                               $        3,532,015
-----------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (54.6)%                                                                          $      (59,010,992)
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                                              $      108,192,573
-----------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2004, 55.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.7% to 21.0% of total investments.

(1) Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate value of the securities is $18,823,901 or 17.4% of the Trust's net assets.

(3) Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

FLORIDA MUNICIPAL INCOME TRUST as of November 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 152.4%

PRINCIPAL AMOUNT
(000'S OMITTED)            SECURITY                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------
EDUCATION -- 1.6%

$              1,000   Volusia County Educational Facilities Authority,
                       (Embry Riddle Aeronautical), 5.75%, 10/15/29                                  $        1,000,660
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,000,660
-----------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.2%

$              2,000   Jacksonville Electric Authority, Variable Rate,
                       8.20%, 10/1/32(1)(2)                                                          $        2,032,680
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,032,680
-----------------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 4.2%

$              2,500   Escambia County, Health Facilities Authority,
                       (Charity Obligation Group), Prerefunded to 11/1/10,
                       5.00%, 11/1/28                                                                $        2,684,150
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,684,150
-----------------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 2.8%

$                350   Florida Board of Education, 4.75%, 6/1/28                                     $          344,687
               1,250   Florida, Variable Rate, 8.01%, 7/1/27(1)(2)                                            1,439,750
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,784,437
-----------------------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 0.3%

$                166   Osceola County IDA Community Provider Pooled Loan,
                       7.75%, 7/1/17                                                                 $          166,807
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          166,807
-----------------------------------------------------------------------------------------------------------------------

HOSPITAL -- 12.0%

$              1,250   Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36                             $        1,300,487
               1,750   Lakeland Hospital System, (Lakeland Regional Health System),
                       5.50%, 11/15/32                                                                        1,808,187
               2,000   Orange County Health Facilities Authority,
                       (Adventist Health System), 5.625%, 11/15/32                                            2,100,880
               1,000   South Miami Health Facility Authority, (Baptist Health),
                       5.25%, 11/15/33                                                                        1,014,850
               1,400   West Orange Health Care District, 5.80%, 2/1/31                                        1,452,080
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        7,676,484
-----------------------------------------------------------------------------------------------------------------------

HOUSING -- 2.6%

$              1,095   Escambia County Housing Finance Authority, SFM,
                       (Multi-County Program), (AMT), 5.50%, 10/1/31                                 $        1,114,305
                 500   Florida Capital Projects Finance Authority, Student Housing
                       Revenue, (Florida University), 7.75%, 8/15/20                                            507,005
$                 45   Florida Capital Projects Finance Authority, Student Housing
                       Revenue, (Florida University), 9.50%, 8/15/05                                 $           45,424
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,666,734
-----------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 3.5%

$                882   Broward County IDR, (Lynxs Cargoport), (AMT),
                       6.75%, 6/1/19                                                                 $          806,950
               1,000   Capital Trust Agency, (Fort Lauderdale Project), (AMT),
                       5.75%, 1/1/32                                                                            945,750
                 650   Puerto Rico Port Authority, (American Airlines), (AMT),
                       6.25%, 6/1/26                                                                            456,189
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,208,889
-----------------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 9.9%

$              1,600   Burke County Development Authority (Georgia Power Co.),
                       (MBIA), (AMT), 5.45%, 5/1/34                                                  $        1,612,160
               1,100   Guam Power Authority, (MBIA), 5.125%, 10/1/29                                          1,138,016
               2,750   Jupiter Island, Utility System, (South Martin Regional Utility),
                       (MBIA), 5.00%, 10/1/28                                                                 2,777,252
                 750   Puerto Rico Electric Power Authority, (FSA), Variable Rate,
                       8.39%, 7/1/29(1)(2)                                                                      813,090
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        6,340,518
-----------------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.3%

$                650   Dade County, Professional Sports Franchise Facility, (MBIA),
                       Escrowed to Maturity, 5.25%, 10/1/30                                          $          698,535
               1,250   Tampa Bay Water Utility System, (FGIC),
                       Prerefunded to 10/1/11, 5.75%, 10/1/29                                                 1,435,575
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,134,110
-----------------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 2.9%

$              1,500   Puerto Rico, (FSA), Variable Rate, 12.446%, 7/1/27(2)(3)                      $        1,875,525
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,875,525
-----------------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 7.4%

$              1,000   Coral Gables Health Facilities Authority, (Baptist Health
                       System of South Florida), (FSA), 5.00%, 8/15/29                               $        1,010,270
               1,000   Maricopa County IDA, (Mayo Clinic Hospital), (AMBAC),
                       5.25%, 11/15/37                                                                        1,023,480
               1,350   Miami Dade County Health Facilities Authority,
                       (Miami Children's Hospital), (AMBAC), 5.125%, 8/15/26                                  1,382,697
               1,250   South Miami Health Facility Authority, (Baptist Health),
                       (AMBAC), 5.25%, 11/15/33                                                               1,288,837
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        4,705,284
-----------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)            SECURITY                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------
INSURED-HOUSING -- 1.7%

$              1,100   Broward County Housing Finance Authority, Multifamily
                       Housing, (Venice Homes Apartments), (FSA), (AMT),
                       5.70%, 1/1/32                                                                 $        1,111,902
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,111,902
-----------------------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 11.7%

$              4,000   Miami-Dade County, (Professional Sport Franchise), (MBIA),
                       4.75%, 10/1/30                                                                $        3,920,960
               3,500   Orange County Tourist Development, (AMBAC),
                       5.125%, 10/1/30                                                                        3,574,830
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        7,495,790
-----------------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 12.5%

$              1,500   Dade County Convention Center Special Tax, (AMBAC),
                       5.00%, 10/1/35                                                                $        1,506,960
                 970   Dade County, Special Obligation Residual Certificates,
                       (AMBAC), Variable Rate, 12.255%, 10/1/35(2)(3)                                           983,502
               2,250   Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30                                       2,269,935
               1,470   Miami Beach Resort Tax, (AMBAC), 6.25%, 10/1/22                                        1,806,674
               1,395   Miami-Dade County, Special Obligation, (MBIA),
                       5.00%, 10/1/37                                                                         1,398,920
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        7,965,991
-----------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 25.2%

$              2,250   Florida Ports Financing Commission, (FGIC), (AMT),
                       5.50%, 10/1/29                                                                $        2,329,852
               3,700   Florida Turnpike Authority, (Department of Transportation),
                       (FGIC) , 4.50%, 7/1/27(4)                                                              3,558,697
               1,500   Greater Orlando Aviation Authority, (FGIC), (AMT),
                       Variable Rate, 11.811%, 10/1/18(2)(3)                                                  1,688,850
                 500   Lee County Airport, (FSA), (AMT), 5.75%, 10/1/25                                         534,685
                 650   Lee County Airport, (FSA), (AMT), 6.00%, 10/1/29                                         701,019
               1,000   Massachusetts Turnpike Authority, Metropolitan Highway
                       System, (MBIA), 5.00%, 1/1/37                                                          1,003,070
               1,500   Miami-Dade County Expressway Authority, (FGIC),
                       5.00%, 7/1/33                                                                          1,521,045
               1,000   Miami-Dade County Expressway Authority, (FGIC),
                       5.125%, 7/1/29                                                                         1,023,930
               1,000   Orlando and Orange County Expressway Authority, (FGIC),
                       5.00%, 7/1/28                                                                          1,010,140
               1,250   Puerto Rico Highway and Transportation Authority, (MBIA),
                       5.50%, 7/1/36                                                                          1,357,850
               1,165   Puerto Rico Highway and Transportation Authority, (MBIA),
                       Variable Rate, 12.738%, 7/1/26(2)(3)                                                   1,397,511
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       16,126,649
-----------------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 25.1%

$              3,000   Marco Island Utility System, (MBIA), 5.00%, 10/1/33                           $        3,039,360
               1,500   Miami Beach Storm Water, (FGIC), 5.375%, 9/1/30                                        1,573,725
               1,000   Okeechobee Utility Authority, (FSA), 5.00%, 10/1/25                                    1,018,930
               1,250   Saint Petersburg Public Utilities, (FSA), 5.00%, 10/1/28                               1,262,388
               4,000   Sunrise Utility Systems, (AMBAC), 5.00%, 10/1/28                                       4,099,480
               1,500   Tampa Bay Water Utility System, (FGIC), Variable Rate,
                       7.51%, 10/1/27(1)(2)                                                                   1,475,865
               3,650   Winter Haven Utilities System, (MBIA),
                       4.75%, 10/1/28                                                                         3,597,002
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       16,066,750
-----------------------------------------------------------------------------------------------------------------------

NURSING HOME -- 2.5%

$                850   Okaloosa County Retirement Rental Housing, (Encore
                       Retirement Partners), 6.125%, 2/1/14                                          $          764,023
                 265   Orange County Health Facilities Authority, (Westminster
                       Community Care), 6.60%, 4/1/24                                                           232,050
                 735   Orange County Health Facilities Authority, (Westminster
                       Community Care), 6.75%, 4/1/34                                                           634,481
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,630,554
-----------------------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 2.4%

$                500   Capital Trust Agency, (Seminole Tribe Convention),
                       8.95%, 10/1/33                                                                $          585,165
                 750   Capital Trust Agency, (Seminole Tribe Convention),
                       10.00%, 10/1/33                                                                          919,515
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,504,680
-----------------------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 2.3%

$              1,500   Lee County IDA, (Shell Point Village),
                       5.50%, 11/15/29                                                               $        1,457,355
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,457,355
-----------------------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 12.0%

$                 25   Fleming Island Plantation Community Development District,
                       6.30%, 2/1/05                                                                 $           25,014
                 325   Heritage Harbour South Community Development District,
                       6.20%, 5/1/35                                                                            331,854
                 470   Heritage Harbour South Community Development District,
                       (Capital Improvements), 5.40%, 11/1/08                                                   474,066
                 845   Heritage Springs Community Development District,
                       6.75%, 5/1/21                                                                            871,499
                 875   Longleaf Community Development District,
                       6.65%, 5/1/20                                                                            803,521

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)            SECURITY                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE (CONTINUED)

$                725   North Springs Improvement District, (Heron Bay),
                       7.00%, 5/1/19                                                                 $          754,805
               1,000   Northern Palm Beach County Improvement District,
                       (Water Control and Improvement), 6.00%, 8/1/25                                         1,019,840
                 600   Sterling Hill Community Development District,
                       6.20%, 5/1/35                                                                            612,180
                 500   Stoneybrook West Community Development District,
                       7.00%, 5/1/32                                                                            533,960
                 890   University Square Community Development District,
                       6.75%, 5/1/20                                                                            935,942
                 465   Vista Lakes Community Development District,
                       7.20%, 5/1/32                                                                            498,843
                 745   Waterlefe Community Development District, 6.95%, 5/1/31                                  790,721
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        7,652,245
-----------------------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 3.3%

$              2,000   Seminole County, Water and Sewer, 5.375%, 10/1/22                             $        2,113,180
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,113,180
-----------------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 152.4%
  (IDENTIFIED COST $92,788,361)                                                                      $       97,401,374
-----------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.2%                                                               $        2,014,278
-----------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (55.6)%                                                                          $      (35,504,864)
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                                              $       63,910,788
-----------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2004, 65.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 8.5% to 22.5% of total investments.

(1) Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate value of the securities is $11,706,773 or 18.3% of the Trust's net assets.

(3) Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

MASSACHUSETTS MUNICIPAL INCOME TRUST as of November 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 149.2%

PRINCIPAL AMOUNT
(000'S OMITTED)            SECURITY                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------
EDUCATION -- 28.7%

$                500   Massachusetts Development Finance Agency,
                       (Belmont Hill School), 5.00%, 9/1/31                                          $          502,780
               2,000   Massachusetts Development Finance Agency,
                       (Boston University), 5.45%, 5/15/59                                                    2,070,900
                 500   Massachusetts Development Finance Agency,
                       (Massachusetts College of Pharmacy), 5.75%, 7/1/33                                       516,070
                 600   Massachusetts Development Finance Agency,
                       (Middlesex School), 5.00%, 9/1/33                                                        602,490
                 500   Massachusetts Development Finance Agency,
                       (Mount Holyoke College), 5.25%, 7/1/31                                                   516,400
               1,000   Massachusetts Development Finance Agency,
                       (Suffolk University), 5.85%, 7/1/29                                                    1,028,230
                 400   Massachusetts Development Finance Agency,
                       (Western New England College), 6.125%, 12/1/32                                           418,864
               1,500   Massachusetts Development Finance Agency,
                       (Wheeler School), 6.50%, 12/1/29                                                       1,570,740
               1,000   Massachusetts Development Finance Agency,
                       (Xaverian Brothers High School), 5.65%, 7/1/29                                         1,022,540
               1,000   Massachusetts HEFA, (Boston College), 5.125%, 6/1/33                                   1,018,280
               1,500   Massachusetts HEFA, (Massachusetts
                       Institute of Technology), 4.75%, 1/1/28                                                1,496,805
                 500   Massachusetts IFA, (Babson College), 5.25%, 10/1/27                                      510,115
                 400   Massachusetts IFA, (Belmont Hill School), 5.25%, 9/1/28                                  405,412
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       11,679,626
-----------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.6%

$              1,000   Massachusetts IFA, (Devens Electric System),
                       6.00%, 12/1/30                                                                $        1,048,350
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,048,350
-----------------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 5.9%

$              1,000   Massachusetts HEFA, (Winchester Hospital),
                       Prerefunded to 7/1/10, 6.75%, 7/1/30                                          $        1,163,730
                 535   Massachusetts Water Pollution Abatement Trust,
                       Prerefunded to 8/1/09, 5.375%, 8/1/27                                                    597,964
               1,450   Rail Connections, Inc., (Route 128 Parking), (ACA),
                       Prerefunded to 7/1/09, 0.00%, 7/1/20                                                     628,067
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,389,761
-----------------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 0.7%

$                250   Massachusetts, 5.25%, 8/1/28                                                  $          266,380
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          266,380
-----------------------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 2.8%

$                510   Massachusetts Development Finance Agency,
                       (MCHSP Human Services), 6.60%, 8/15/29                                        $          460,229
                 700   Massachusetts HEFA, (Learning Center for Deaf Children),
                       6.125%, 7/1/29                                                                           679,553
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,139,782
-----------------------------------------------------------------------------------------------------------------------

HOSPITAL -- 18.0%

$              1,000   Massachusetts Development Finance Agency,
                       (Biomedical Research Corp.), 6.25%, 8/1/20                                    $        1,088,810
               1,000   Massachusetts HEFA, (Baystate Medical Center),
                       5.75%, 7/1/33                                                                          1,040,100
                 400   Massachusetts HEFA, (Berkshire Health System),
                       6.25%, 10/1/31                                                                           416,036
                 175   Massachusetts HEFA, (Central New England Health Systems),
                       6.30%, 8/1/18                                                                            175,117
               1,100   Massachusetts HEFA, (Covenant Health), 6.00%, 7/1/31                                   1,158,190
               1,375   Massachusetts HEFA, (Partners Healthcare System),
                       5.25%, 7/1/29                                                                          1,399,434
               2,000   Massachusetts HEFA, (South Shore Hospital), 5.75%, 7/1/29                              2,061,320
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        7,339,007
-----------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 1.9%

$                750   Massachusetts IFA, (American Hingham Water Co.), (AMT),
                       6.60%, 12/1/15                                                                $          794,910
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          794,910
-----------------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 15.7%

$              1,000   Massachusetts College Building Authority, (XLCA),
                       5.50%, 5/1/39(1)                                                              $        1,107,140
               1,800   Massachusetts Development Finance Agency,
                       (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33                                      1,857,006
                 850   Massachusetts HEFA, (Berklee College of Music), (MBIA),
                       Variable Rate, 8.30%, 10/1/27(2)(3)                                                      885,054
               1,000   Massachusetts HEFA, (Northeastern University), (MBIA),
                       5.00%, 10/1/29                                                                         1,009,440
                 500   Massachusetts HEFA, (UMass-Worcester Campus), (FGIC),
                       5.25%, 10/1/31                                                                           520,425
               1,000   Massachusetts IFA, (Merrimack College), (MBIA),
                       5.00%, 7/1/27                                                                          1,010,970
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        6,390,035
-----------------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 1.9%

$                750   Puerto Rico Electric Power Authority, (FSA),
                       5.25%, 7/1/29                                                                 $          781,553
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          781,553
-----------------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 7.5%

$              1,000   Massachusetts, (AMBAC), Variable Rate,
                       12.675%, 8/1/30(3)(4)                                                         $        1,372,380


                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)            SECURITY                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)

$                500   Plymouth, (MBIA), 5.25%, 10/15/20                                             $          545,120
                 900   Puerto Rico, (FSA), Variable Rate, 12.446%, 7/1/27(3)(4)                               1,125,315
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        3,042,815
-----------------------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 12.8%

$              2,000   Boston Convention Center, (AMBAC), 5.00%, 5/1/27                              $        2,034,880
               2,750   Massachusetts Development Finance Agency, (WGBH),
                       (AMBAC), 5.75%, 1/1/42                                                                 3,155,515
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        5,190,395
-----------------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 10.2%

$              1,500   Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32                           $        1,517,610
               2,500   Massachusetts State Special Obligation - Convention Center,
                       (FGIC), 5.25%, 1/1/29                                                                  2,612,850
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        4,130,460
-----------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 11.1%

$              1,020   Massachusetts Turnpike Authority, Metropolitan
                       Highway System, (MBIA), 0.00%, 1/1/29                                         $          285,967
               2,000   Massachusetts Turnpike Authority, Metropolitan
                       Highway System, (MBIA), 5.25%, 1/1/29                                                  2,076,720
               1,100   Massachusetts Turnpike Authority, Metropolitan Highway
                       System, (MBIA), Variable Rate, 11.257%, 1/1/37(3)(4)                                   1,110,131
               1,000   Puerto Rico Highway and Transportation Authority,
                       (AMBAC), Variable Rate, 11.238%, 7/1/28(3)(4)                                          1,061,380
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        4,534,198
-----------------------------------------------------------------------------------------------------------------------

NURSING HOME -- 3.9%

$                500   Boston, IDA (Alzheimers Center), (FHA), 6.00%, 2/1/37                         $          537,275
                 490   Massachusetts Development Finance Agency,
                       (Odd Fellows Home of Massachusetts), 6.25%, 1/1/15                                       456,322
                 600   Massachusetts HEFA, (Christopher House), 6.875%, 1/1/29                                  583,062
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,576,659
-----------------------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 3.5%

$              1,500   Massachusetts Development Finance Agency,
                       (Berkshire Retirement), 5.625%, 7/1/29                                        $        1,414,305
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,414,305
-----------------------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 3.6%

$              1,350   Massachusetts Bay Transportation Authority,
                       (Sales Tax Revenue), 5.25%, 7/1/30                                            $        1,452,438
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,452,438
-----------------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 5.8%

$              1,350   Massachusetts Bay Transportation Authority, Variable Rate,
                       8.05%, 3/1/27(2)(3)                                                           $        1,377,905
$              1,000   Puerto Rico Highway and Transportation Authority,
                       5.00%, 7/1/36                                                                 $        1,001,700
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,379,605
-----------------------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 12.6%

$              2,000   Massachusetts Water Pollution Abatement Trust,
                       5.00%, 8/1/32                                                                 $        2,012,400
               2,000   Massachusetts Water Pollution Abatement Trust,
                       5.25%, 8/1/33                                                                          2,076,740
                 965   Massachusetts Water Pollution Abatement Trust,
                       5.375%, 8/1/27                                                                         1,018,577
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        5,107,717
-----------------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 149.2%
  (IDENTIFIED COST $57,612,663)                                                                      $       60,657,996
-----------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.7%                                                               $        1,504,084
-----------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (52.9)%                                                                          $      (21,500,534)
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                                              $       40,661,546
-----------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2004, 39.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.1% to 15.1% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate value of the securities is $6,932,165 or 17.0% of the Trust's net assets.

(4) Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

                        See notes to financial statements

MICHIGAN MUNICIPAL INCOME TRUST as of November 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 152.9%

PRINCIPAL AMOUNT
(000'S OMITTED)            SECURITY                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------
EDUCATION -- 4.1%

$              1,250   Michigan Higher Education Facility Authority,
                       (Creative Studies), 5.90%, 12/1/27                                            $        1,271,262
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,271,262
-----------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 7.4%

$              1,250   Michigan Strategic Fund, (Detroit Edison Pollution Control),
                       5.45%, 9/1/29                                                                 $        1,284,462
               1,000   Puerto Rico Electric Power Authority, 5.25%, 7/1/31                                    1,031,320
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,315,782
-----------------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 2.8%

$                750   Michigan Hospital Finance Authority, (Ascension Health Care),
                       Prerefunded to 11/15/09, 6.125%, 11/15/26                                     $          864,255
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          864,255
-----------------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 19.3%

$                500   East Grand Rapids Public Schools, 5.00%, 5/1/25                               $          510,015
                 500   Garden City School District, 5.00%, 5/1/26                                               508,070
               5,335   Grand Rapids and Kent County Joint Building Authority,
                       0.00%, 12/1/29                                                                         1,414,682
               1,000   Manistee Area Public Schools, 5.00%, 5/1/24                                            1,027,290
                 750   Puerto Rico Public Buildings Authority, Commonwealth
                       Guaranteed, 5.25%, 7/1/29                                                                776,820
               1,000   White Cloud Public Schools, 5.125%, 5/1/31                                             1,015,520
                 800   Woodhaven Brownstown School District, 5.125%, 5/1/32                                     813,888
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        6,066,285
-----------------------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 1.2%

$                385   Pittsfield Township EDC, (Arbor Hospice), 7.875%, 8/15/27                     $          370,790
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          370,790
-----------------------------------------------------------------------------------------------------------------------

HOSPITAL -- 35.1%

$                500   Allegan Hospital Finance Authority, (Allegan General Hospital),
                       7.00%, 11/15/21                                                               $          518,000
                 125   Gaylord Hospital Finance Authority, (Otsego Memorial
                       Hospital Association), 6.20%, 1/1/25                                                     121,445
                 125   Gaylord Hospital Finance Authority, (Otsego Memorial
                       Hospital Association), 6.50%, 1/1/37                                                     121,532
                 500   Kent Hospital Finance Authority, (Spectrum Health),
                       5.50%, 1/15/31                                                                           518,060
                 500   Mecosta County, (Michigan General Hospital),
                       6.00%, 5/15/18                                                                           490,275
                 750   Michigan Health Facilities Authority, (Henry Ford Health),
                       5.25%, 11/15/25                                                                          754,807
$              1,000   Michigan Hospital Finance Authority, (Central Michigan
                       Community Hospital), 6.25%, 10/1/27                                           $        1,012,000
               1,000   Michigan Hospital Finance Authority, (Henry Ford Health),
                       5.25%, 11/15/20                                                                        1,015,910
               2,275   Michigan Hospital Finance Authority, (McLaren Obligated
                       Group), 4.50%, 10/15/21                                                                2,187,640
                 750   Michigan Hospital Finance Authority, (Memorial Healthcare
                       Center), 5.875%, 11/15/21                                                                766,275
                 750   Michigan Hospital Finance Authority, (Sparrow Obligation
                       Group), 5.625%, 11/15/36                                                                 768,817
               1,000   Michigan Hospital Finance Authority, (Trinity Health),
                       6.00%, 12/1/27                                                                         1,086,620
                 750   Royal Oak Hospital Finance Authority, (William Beaumount
                       Hospital), 5.25%, 1/1/20                                                                 775,500
                 800   Saginaw Hospital Finance Authority, (Covenant Medical
                       Center), 6.50%, 7/1/30                                                                   878,224
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       11,015,105
-----------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 10.7%

$                500   Delta County EDC, (Mead Westvaco-Escanaba),
                       6.25%, 4/15/27                                                                $          530,905
               1,000   Detroit Local Development Finance Authority,
                       (Chrysler Corp.), 5.375%, 5/1/21                                                       1,017,240
                 800   Dickinson County Economic Development Corp.,
                       (International Paper Co.), 5.75%, 6/1/16                                                 860,184
                 475   Michigan Strategic Fund, (S.D. Warren), (AMT),
                       7.375%, 1/15/22                                                                          494,361
                 625   Puerto Rico Port Authority, (American Airlines), (AMT),
                       6.25%, 6/1/26                                                                            438,644
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        3,341,334
-----------------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 1.6%

$                500   Central Michigan University, (FGIC), 5.00%, 10/1/27                           $          505,075
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          505,075
-----------------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 5.0%

$              1,000   Michigan Strategic Fund Resource Recovery,
                       (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29                            $        1,038,770
                 500   Michigan Strategic Fund Resource Recovery,
                       (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32                                            513,845
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,552,615
-----------------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 22.4%

$              1,000   Central Montcalm Public Schools,(MBIA), 6.00%, 5/1/29                         $        1,101,940
                 650   Detroit School District, (FGIC), 4.75%, 5/1/28                                           643,539
                 200   Eaton Rapids Public Schools, (MBIA), 4.75%, 5/1/25                                       200,428

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)            SECURITY                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)

$              2,000   Fenton Area Public Schools,(FGIC), 5.00%, 5/1/24                              $        2,051,360
               2,000   Novi Building Authority, (FSA), 5.50%, 10/1/25                                         2,163,040
                 700   Puerto Rico, (FSA), Variable Rate, 12.446%, 7/1/27(1)(2)                                 875,245
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        7,035,552
-----------------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 6.6%

$              1,000   Royal Oak Hospital Finance Authority,
                       (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35                          $        1,023,950
               1,000   Saginaw Hospital Finance Authority, (Covenant Medical
                       Center), (MBIA), 5.50%, 7/1/24                                                         1,057,650
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,081,600
-----------------------------------------------------------------------------------------------------------------------

INSURED-SEWER REVENUE -- 3.2%

$              1,000   Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31                                $        1,018,120
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,018,120
-----------------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 10.8%

$                600   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                       Variable Rate, 8.111%, 7/1/28(2)(3)                                           $          624,456
                 455   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                       Variable Rate, 10.286%, 7/1/28(1)(2)                                                     482,819
               2,250   Wayne Charter County, (Airport Hotel-Detroit Metroplitan
                       Airport), (MBIA), 5.00%, 12/1/30                                                       2,274,390
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        3,381,665
-----------------------------------------------------------------------------------------------------------------------

INSURED-STUDENT LOAN -- 3.3%

$              1,000   Michigan Higher Education Student Loan Authority Revenue,
                       (AMBAC), (AMT), 5.50%, 6/1/25(4)                                              $        1,029,310
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,029,310
-----------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 10.9%

$                670   Puerto Rico Highway and Transportation Authority, (AMBAC),
                       Variable Rate, 11.238%, 7/1/28(1)(2)                                          $          711,125
                 600   Puerto Rico Highway and Transportation Authority, (MBIA),
                       Variable Rate, 12.738%, 7/1/26(1)(2)                                                     719,748
               2,000   Wayne Charter County Airport, Residual Certificates, (MBIA),
                       (AMT), Variable Rate, 8.01%, 12/1/28(2)(3)                                             1,998,280
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        3,429,153
-----------------------------------------------------------------------------------------------------------------------

INSURED-WATER REVENUE -- 5.3%

$              1,650   Detroit Water Supply System, (FGIC), 5.00%, 7/1/30                            $        1,661,435
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,661,435
-----------------------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 0.8%

$                250   Puerto Rico, (Guaynabo Municipal Government Center Lease),
                       5.625%, 7/1/22                                                                $          258,373
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          258,373
-----------------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 2.4%

$                750   Kent County Airport Facility, Variable Rate,
                       8.01%, 1/1/25(2)(3)                                                           $          767,385
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          767,385
-----------------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 152.9%
 (IDENTIFIED COST $44,738,401)                                                                       $       47,965,096
-----------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.9%                                                               $          902,146
-----------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (55.8)%                                                                          $      (17,504,078)
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                                              $       31,363,164
-----------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2004, 45.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 19.6% of total investments.

(1) Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate value of the securities is $6,179,058 or 19.7% of the Trust's net assets.

(3) Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

NEW JERSEY MUNICIPAL INCOME TRUSt as of November 30, 2004
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 151.6%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------------
COGENERATION -- 1.3%

$                845   Port Authority of New York and New Jersey, (KIAC),
                       (AMT), 6.75%, 10/1/19                                                         $          872,902
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          872,902
-----------------------------------------------------------------------------------------------------------------------

EDUCATION -- 13.1%

$              1,445   New Jersey Educational Facilities Authority,
                       (Bloomfield College), 6.85%, 7/1/30                                           $        1,477,556
               3,935   New Jersey Educational Facilities Authority,
                       (Princeton University), 5.00%, 7/1/20                                                  4,153,078
               3,250   New Jersey Educational Facilities Authority,
                       (Stevens Institute of Technology), 5.25%, 7/1/32                                       3,293,550
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        8,924,184
-----------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES  -- 9.8%

$              5,000   Puerto Rico Electric Power Authority, 5.125%, 7/1/29                          $        5,106,000
               1,500   Salem County Pollution Control Financing Authority,
                       (Public Service Enterprise Group, Inc.), (AMT),
                       5.75%, 4/1/31                                                                          1,596,390
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        6,702,390
-----------------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 5.3%

$              3,500   Puerto Rico Public Buildings Authority, Commonwealth
                       Guaranteed, 5.25%, 7/1/29                                                     $        3,625,160
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        3,625,160
-----------------------------------------------------------------------------------------------------------------------

HOSPITAL -- 24.0%

$              2,000   Camden County, Improvements Authority, (Cooper Health),
                       5.75%, 2/15/34                                                                $        2,062,080
               1,035   New Jersey Health Care Facilities Financing Authority,
                       (Atlantic City Medical Center), 5.75%, 7/1/25                                          1,100,578
               2,140   New Jersey Health Care Facilities Financing Authority,
                       (Capital Health System), 5.25%, 7/1/27                                                 2,151,149
               1,765   New Jersey Health Care Facilities Financing Authority,
                       (Capital Health System), 5.375%, 7/1/33                                                1,797,088
               2,000   New Jersey Health Care Facilities Financing Authority,
                       (Hackensack University Medical Center), 6.00%, 1/1/34                                  2,094,660
                 750   New Jersey Health Care Facilities Financing Authority,
                       (Palisades Medical Center), 6.50%, 7/1/21                                                815,272
               2,000   New Jersey Health Care Facilities Financing Authority,
                       (Robert Wood Johnson University Hospital), 5.75%, 7/1/31                               2,128,780
               1,450   New Jersey Health Care Facilities Financing Authority,
                       (Saint Peters University Hospital), 6.875%, 7/1/20                                     1,627,480
               1,900   New Jersey Health Care Facilities Financing Authority,
                       (St. Elizabeth's Hospital), 6.00%, 7/1/20                                              1,972,580
$                600   New Jersey Health Care Facilities Financing Authority,
                       (Trinitas Hospital), 7.50%, 7/1/30                                            $          672,486
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       16,422,153
-----------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 15.6%

$              1,000   Gloucester County, Improvements Authority,
                       (Waste Management, Inc.), (AMT), 7.00%, 12/1/29                               $        1,133,840
               3,000   Middlesex County Pollution Control Authority,
                       (Amerada Hess Corp.), 6.05%, 9/15/34                                                   3,106,110
               1,000   New Jersey EDA, (Anheuser-Busch), (AMT), 5.85%, 12/1/30                                1,024,210
                 750   New Jersey EDA, (Continental Airlines), (AMT),
                       6.25%, 9/15/29                                                                           577,500
                 750   New Jersey EDA, (Continental Airlines), (AMT),
                       9.00%, 6/1/33                                                                            741,652
               3,700   New Jersey EDA, (The Seeing Eye, Inc.), 6.20%, 12/1/24                                 4,080,804
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       10,664,116
-----------------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 2.4%

$              1,600   Puerto Rico Industrial, Tourist, Educational, Medical and
                       Environmental, Residual Certificates, (MBIA),
                       Variable Rate, 10.856%, 7/1/33(1)(2)                                          $        1,655,728
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,655,728
-----------------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 1.9%

$              1,250   Vineland, (Electric Utility), (MBIA), (AMT),
                       5.25%, 5/15/26                                                                $        1,290,350
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,290,350
-----------------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.0%
$              1,580   New Jersey EDA, (FSA), Prerefunded to 5/1/09,
                       Variable Rate, 11.948%, 5/1/17(1)(2)                                          $        2,048,723
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,048,723
-----------------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 7.2%

$              1,555   Colts Neck Township Board of Education, (FSA),
                       5.00%, 2/1/26                                                                 $        1,631,553
               3,500   Irvington Township, (FSA), 0.00%, 7/15/24                                              1,311,450
               5,500   Irvington Township, (FSA), 0.00%, 7/15/25                                              1,944,580
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        4,887,583
-----------------------------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 0.4%

$                230   New Jersey Housing and Mortgage Finance Agency,
                       Multifamily Housing, (FSA), 5.75%, 5/1/25                                     $          240,368
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          240,368
-----------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)            SECURITY                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------
INSURED-SPECIAL TAX REVENUE -- 8.9%

$              8,500   Garden Preservation Trust and Open Space and Farmland,
                       (FSA), 0.00%, 11/1/27                                                         $        2,653,190
               6,000   Garden Preservation Trust and Open Space and Farmland,
                       (FSA), 0.00%, 11/1/25                                                                  2,098,680
               1,250   New Jersey EDA, (Motor Vehicle Surcharges), (MBIA),
                       5.25%, 7/1/26                                                                          1,352,337
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        6,104,207
-----------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 24.1%

$              4,000   Delaware River and Bay Authority, (AMBAC),
                       5.75%, 1/1/29(3)                                                              $        4,397,160
               1,000   Delaware River Port Authority, (FSA), 5.625%, 1/1/26                                   1,087,020
               3,250   Delaware River Port Authority, (FSA), 5.75%, 1/1/26                                    3,567,265
               1,500   New Jersey Turnpike Authority, RITES, (MBIA),
                       Variable Rate, 12.698%, 1/1/30(1)(2)                                                   1,816,935
                  50   Newark Housing Authority, (Newark Marine Terminal),
                       (MBIA), 5.00%, 1/1/37                                                                     50,588
               1,250   Newark Housing Authority, (Newark Marine Terminal),
                       (MBIA), Variable Rate, 11.134%, 1/1/37(1)(2)                                           1,294,100
               4,000   Port Authority of New York and New Jersey, (JFK International
                       Terminal), (MBIA), (AMT), 5.75%, 12/1/25                                               4,250,320
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       16,463,388
-----------------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 6.4%

$              2,800   Bayonne Municipal Utilities Authority, Water and Sewer
                       Revenue, (XLCA), 4.75%, 4/1/33                                                $        2,754,808
               1,500   Bordentown Sewer Authority, (FGIC), 5.375%, 12/1/20                                    1,640,895
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        4,395,703
-----------------------------------------------------------------------------------------------------------------------

NURSING HOME -- 3.0%

$              1,000   New Jersey EDA, (Masonic Charity Foundation),
                       5.50%, 6/1/31                                                                 $        1,043,790
                 975   New Jersey EDA, (Victoria Health), 5.20%, 12/20/36                                     1,007,282
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,051,072
-----------------------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 1.8%

$              1,250   Tobacco Settlement Financing Corp., Variable Rate,
                       12.022%, 6/1/39(2)(4)                                                         $        1,247,475
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,247,475
-----------------------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 2.4%

$              1,700   New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25                           $        1,670,522
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,670,522
-----------------------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 4.9%

$                750   New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31                               $          753,128
$              1,000   New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29                               $        1,022,440
               1,500   New Jersey EDA, (Cigarette Tax), Variable Rate,
                       9.10%, 6/15/34(2)(4)                                                                   1,564,620
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        3,340,188
-----------------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 16.1%

$              5,660   Port Authority of New York and New Jersey,
                       5.25%, 7/15/34                                                                $        5,812,424
               1,600   Port Authority of New York and New Jersey, Variable Rate,
                       13.24%, 3/1/28(1)                                                                      1,988,736
               2,000   Puerto Rico Highway and Transportation Authority,
                       5.00%, 7/1/42                                                                          1,979,820
               1,175   South Jersey Port Authority, (Marine Terminal),
                       5.10%, 1/1/33                                                                          1,190,322
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       10,971,302
-----------------------------------------------------------------------------------------------------------------------

                       TOTAL TAX-EXEMPT INVESTMENTS -- 151.6%
                       (IDENTIFIED COST $97,062,394)                                                 $      103,577,514
-----------------------------------------------------------------------------------------------------------------------

                       OTHER ASSETS, LESS LIABILITIES -- 4.0%                                        $        2,724,372
-----------------------------------------------------------------------------------------------------------------------

                       AUCTION PREFERRED SHARES PLUS CUMULATIVE
                       UNPAID DIVIDENDS -- (55.6)%                                                   $      (38,003,539)
-----------------------------------------------------------------------------------------------------------------------
                       NET ASSETS APPLICABLE TO
                       COMMON SHARES -- 100.0%                                                       $       68,298,347
-----------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2004, 35.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 16.0% of total investments.

(1) Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate value of the securities is $9,627,581 or 14.1% of the Trust's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4) Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

                        See notes to financial statements

NEW YORK MUNICIPAL INCOME TRUST as of November 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 150.7%

PRINCIPAL AMOUNT
(000'S OMITTED)            SECURITY                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------
COGENERATION -- 2.4%

$                845   Port Authority of New York and New Jersey, (KIAC),
                       (AMT), 6.75%, 10/1/19                                                         $          872,902
               1,150   Suffolk County IDA, (Nissequogue Cogeneration
                       Partners Facility), (AMT), 5.50%, 1/1/23                                               1,093,075
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,965,977
-----------------------------------------------------------------------------------------------------------------------

EDUCATION  -- 15.6%

$              1,000   Dutchess County IDA, (Marist College),
                       5.00%, 7/1/20                                                                 $        1,028,430
               6,000   Hempstead IDA, (Hofstra University Civic Facilities),
                       5.00%, 7/1/33                                                                          6,005,940
               2,010   New York City IDA, (St. Francis College),
                       4.50%, 10/1/24                                                                         1,927,067
                  50   New York Dormitory Authority, (City University),
                       5.25%, 7/1/31                                                                             51,156
               4,025   New York Dormitory Authority, (Rockefeller University),
                       4.75%, 7/1/37                                                                          3,978,753
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       12,991,346
-----------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 17.7%

$              2,000   Long Island Power Authority, 5.50%, 12/1/23                                   $        2,075,660
               1,655   Long Island Power Authority, Electric System Revenue,
                       5.25%, 12/1/26                                                                         1,687,835
               1,000   Long Island Power Authority, Electric System Revenue,
                       5.375%, 9/1/25                                                                         1,041,230
               4,100   New York Power Authority, 5.25%, 11/15/40                                              4,184,542
               1,500   Puerto Rico Electric Power Authority, 5.125%, 7/1/29                                   1,531,800
               2,000   Puerto Rico Electric Power Authority, 5.25%, 7/1/31                                    2,062,640
               2,100   Suffolk County IDA, (Keyspan-Port Jefferson), (AMT),
                       5.25%, 6/1/27                                                                          2,125,998
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       14,709,705
-----------------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 10.6%

$              6,000   New York City, 5.25%, 9/15/33                                                 $        6,180,480
               2,500   Puerto Rico Public Buildings Authority, Commonwealth
                       Guaranteed, 5.25%, 7/1/29                                                              2,589,400
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        8,769,880
-----------------------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 6.4%

$              1,250 New York City IDA, (A Very Special Place, Inc.),
                       5.75%, 1/1/29                                                                 $        1,025,625
               1,500   New York City IDA, (Ohel Children's Home),
                       6.00%, 3/15/23                                                                         1,343,280

$                140   Suffolk County IDA, Civic Facility Revenue, (Alliance of LI),
                       7.50%, 9/1/15                                                                 $          152,074
                 180   Suffolk County IDA, Civic Facility Revenue, (Alliance of LI),
                       7.50%, 9/1/15                                                                            195,523
               2,600   Westchester County IDA, (Children's Village),
                       5.375%, 3/15/19                                                                        2,607,332
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        5,323,834
-----------------------------------------------------------------------------------------------------------------------

HOSPITAL -- 15.5%

$                230   Chautauqua County IDA, (Womans Christian Association),
                       6.35%, 11/15/17                                                               $          215,901
                 485   Chautauqua County IDA, (Womans Christian Association),
                       6.40%, 11/15/29                                                                          457,947
               1,250   Fulton County IDA, (Nathan Littauer Hospital),
                       6.00%, 11/1/18                                                                         1,204,300
                 400   Nassau County IDA, Civic Facility Revenue, (North Shore
                       Health System), 6.25%, 11/1/21                                                           436,860
               3,200   New York City Health and Hospital Corp., 5.25%, 2/15/17                                3,310,720
                 300   New York City Health and Hospital Corp., (Health System),
                       5.375%, 2/15/26                                                                          308,892
               1,500   New York Dormitory Authority Revenue, (Lenox Hill Hospital),
                       5.50%, 7/1/30                                                                          1,510,545
               2,000   New York Dormitory Authority, (Methodist Hospital),
                       5.25%, 7/1/33                                                                          2,032,280
               1,250   Oneida County IDA, (St. Elizabeth Hospital),
                       5.75%, 12/1/19                                                                         1,164,400
               2,105   Suffolk County IDA, Civic Facility, (Huntington Hospital),
                       6.00%, 11/1/22                                                                         2,230,584
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       12,872,429
-----------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 6.3%

$              1,500   New York City IDA, (American Airlines, Inc.-JFK International
                       Airport), (AMT), 8.00%, 8/1/12                                                $        1,232,190
                 775   Onandaga County IDA, Aero Syracuse Cargo, (AMT),
                       6.125%, 1/1/32                                                                           782,812
               2,500   Onondaga County IDA, (Anheuser-Busch), (AMT),
                       6.25%, 12/1/34                                                                         2,673,850
                 550   Port Authority of New York and New Jersey,
                       (Continental Airlines), (AMT), 9.125%, 12/1/15                                           556,655
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        5,245,507
-----------------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 6.6%

$              1,000   Madison County IDA, (Colgate University), (MBIA),
                       5.00%, 7/1/39                                                                 $        1,007,530
               1,500   New York Dormitory Authority, (Barnard College), (AMBAC),
                       4.75%, 7/1/35                                                                          1,464,465
               1,200   New York Dormitory Authority, (Cooper Union), (MBIA),
                       6.25%, 7/1/29                                                                          1,361,724

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)            SECURITY                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------
INSURED-EDUCATION (CONTINUED)

$                900   New York Dormitory Authority, New York University, (MBIA),
                       Variable Rate, 23.275%, 7/1/27(1)(2)                                          $        1,629,018
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        5,462,737
-----------------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 6.2%

$              1,500   Metropolitan Transportation Authority of New York,
                       Escrowed to Maturity, (FGIC), 4.75%, 7/1/26                                   $        1,493,670
               1,400   Metropolitan Transportation Authority of New York,
                       Escrowed to Maturity, (FGIC), 4.75%, 7/1/26                                            1,394,092
               1,000   Metropolitan Transportation Authority of New York,
                       Escrowed to Maturity, (FGIC), 4.875%, 7/1/18                                           1,050,670
               1,000   New York City, Trust for Cultural Resources, (Museum of
                       History), Prerefunded to 7/1/09, (AMBAC),
                       Variable Rate, 13.329%, 7/1/29(1)(2)                                                   1,242,310
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        5,180,742
-----------------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 2.6%

$              1,750   Puerto Rico, (FSA), Variable Rate,
                       12.446%, 7/1/27(1)(2)                                                         $        2,188,112
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,188,112
-----------------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 9.2%

$              5,000   New York Dormitory Authority, (Memorial Sloan
                       Kettering Cancer Center), (MBIA), 5.50%, 7/1/23(3)                            $        5,669,150
               2,000   New York Dormitory Authority, (Municipal Health Facilities
                       Improvement), (FSA), 4.75%, 1/15/29                                                    1,964,660
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        7,633,810
-----------------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 3.0%

$              1,175   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                       Variable Rate, 8.111%, 7/1/28(2)(4)                                           $        1,222,893
               1,190   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                       Variable Rate, 10.286%, 7/1/28(1)(2)                                                   1,262,757
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,485,650
-----------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 11.4%

$              2,325   Monroe County Airport Authority, (MBIA), (AMT),
                       Variable Rate, 9.707%, 1/1/17(2)(4)                                           $        2,969,257
               2,735   Niagara Frontier Airport Authority, (Buffalo Niagara
                       International Airport), (MBIA), (AMT), 5.625%, 4/1/29                                  2,831,628
               1,750   Niagara Frontier Airport Authority, (Buffalo Niagara
                       International Airport), (MBIA), (AMT),
                       Variable Rate, 9.215%, 4/1/29(2)(4)                                                    1,873,637
               1,750   Triborough Bridge and Tunnel Authority, (MBIA),
                       5.00%, 1/1/32                                                                          1,768,130
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        9,442,652
-----------------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 2.6%

$              2,000   New York City Municipal Water Finance Authority,
                       (FGIC), 5.50%, 6/15/32                                                        $        2,137,900
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,137,900
-----------------------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 5.7%

$              4,385   New York Dormitory Authority, (Court Facility),
                       6.00%, 5/15/39                                                                $        4,740,010
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        4,740,010
-----------------------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 3.5%

$              1,285   Albany Industrial Development Agency Civic Facility,
                       (Charitable Leadership), 5.75%, 7/1/26                                        $        1,313,296
               1,250   Puerto Rico Infrastructure Financing Authority, Variable Rate,
                       12.834%, 10/1/23(1)(2)                                                                 1,552,463
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,865,759
-----------------------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 3.0%

$              1,450   Mount Vernon IDA, (Wartburg Senior Housing,
                       Inc.-Meadowview), 6.20%, 6/1/29                                               $        1,457,221
               1,000   Suffolk County IDA, (Jeffersons Ferry), 7.20%, 11/1/19                                 1,042,960
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,500,181
-----------------------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 1.3%

$              1,040   New York State Local Government Assistance Corp.,
                       5.00%, 4/1/21                                                                 $        1,112,727
-----------------------------------------------------------------------------------------------------------------------

                                                                                                     $        1,112,727
-----------------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 14.6%

$              6,000   Metropolitan Transportation Authority of New York,
                       5.25%, 11/15/32                                                               $        6,161,580
               1,000   Port Authority of New York and New Jersey,
                       5.25%, 7/15/34                                                                         1,026,930
               1,300   Port Authority of New York and New Jersey, (AMT),
                       Variable Rate, 8.046%, 6/15/33(2)(4)                                                   1,177,059
               1,800   Port Authority of New York and New Jersey, Variable Rate,
                       13.24%, 3/1/28(1)                                                                      2,237,328
               1,550   Puerto Rico Highway and Transportation Authority,
                       5.00%, 7/1/42                                                                          1,534,361
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       12,137,258
-----------------------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 6.5%

$              1,500   New York City Municipal Water Finance Authority,
                       5.25%, 6/15/29                                                                $        1,549,305

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)            SECURITY                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------
WATER AND SEWER (CONTINUED)

$              3,500   New York City Municipal Water Finance Authority,
                       5.75%, 6/15/29                                                                $        3,830,260
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        5,379,565

TOTAL TAX-EXEMPT INVESTMENTS -- 150.7%
(IDENTIFIED COST $119,035,497)                                                                       $      125,145,781
-----------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.9%                                                               $        2,407,395
-----------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (53.6)%                                                                          $      (44,509,201)
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                                              $       83,043,975
-----------------------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2004, 27.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.3% to 15.3% of total investments.

(1) Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate value of the securities is $15,117,506 or 18.2% of the Trust's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4) Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

                        See notes to financial statements

OHIO MUNICIPAL INCOME TRUST as of November 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 151.5%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------------

COGENERATION -- 1.4%

$                385   Ohio Water Development Authority, Solid Waste Disposal,
                       (Bay Shore Power), (AMT), 5.875%, 9/1/20                                      $         381,335
                 200   Ohio Water Development Authority, Solid Waste Disposal,
                       (Bay Shore Power), (AMT), 6.625%, 9/1/20                                                205,502
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          586,837
-----------------------------------------------------------------------------------------------------------------------

EDUCATION -- 3.6%

$              1,500   Ohio Higher Educational Facilities Authority,
                       (Oberlin College), Variable Rate, 8.02%, 10/1/29(1)(2)                        $        1,524,720
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,524,720
-----------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 3.7%

$                500   Clyde Electric System Revenue, (AMT), 6.00%, 11/15/14                         $          524,820
               1,000   Puerto Rico Electric Power Authority, 5.25%, 7/1/31                                    1,031,320
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,556,140
-----------------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 2.7%

$              1,000   Delaware County, Prerefunded to 12/1/10,
                       6.00%, 12/1/25                                                                $        1,163,360
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,163,360
-----------------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.0%

$              1,530   Hamilton City School District, 5.625%, 12/1/24                                $        1,682,235
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,682,235
-----------------------------------------------------------------------------------------------------------------------

HOSPITAL -- 22.0%

$                550   Cuyahoga County, (Cleveland Clinic Health System),
                       5.50%, 1/1/29                                                                 $          571,120
               1,500   Erie County Hospital Facilities, (Firelands Regional
                       Medical Center), 5.625%, 8/15/32                                                       1,538,670
               2,000   Franklin County, (Childrens Hospital), 5.20%, 5/1/29                                   2,026,580
                 610   Highland County, (Joint Township Hospital District),
                       6.75%, 12/1/29                                                                           599,880
                 400   Mahoning County Hospital Facility, (Forum Health
                       Obligation Group), 6.00%, 11/15/32                                                       422,264
               1,250   Parma Community General Hospital Association,
                       5.35%, 11/1/18                                                                         1,300,025
               1,750   Parma Community General Hospital Association,
                       5.375%, 11/1/29                                                                        1,778,717
               1,000   Richland County Hospital Facilities, (Medcentral Health
                       Systems), 6.375%, 11/15/22                                                             1,079,930
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        9,317,186
-----------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 18.0%

$              1,250   Cleveland Airport, (Continental Airlines), (AMT),
                       5.70%, 12/1/19                                                                $          945,500
               1,300   Dayton Special Facilities Revenue, (Emery Air Freight),
                       5.625%, 2/1/18                                                                         1,332,175
               3,000   Moraine Solid Waste Disposal, (General Motors Corp.),
                       (AMT), 5.65%, 7/1/24                                                                   3,021,090
               2,250   Ohio Water Development Authority, (Anheuser-Busch),
                       (AMT), 6.00%, 8/1/38                                                                   2,356,313
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        7,655,078
-----------------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 10.1%

$              1,000   Ohio Higher Educational Facilities, (University of Dayton),
                       (AMBAC), 5.50%, 12/1/30                                                       $        1,070,370
               1,500   University of Akron, (FGIC), Variable Rate,
                       9.52%, 1/1/29(1)(2)                                                                    1,906,860
               1,250   University of Cincinnati, (FGIC), 5.25%, 6/1/24                                        1,321,775
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        4,299,005
-----------------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.0%

$              2,000   Ohio Municipal Electric Generation Agency, (MBIA),
                       0.00%, 2/15/25                                                                $          714,220
               3,000   Ohio Municipal Electric Generation Agency, (MBIA),
                       0.00%, 2/15/26                                                                         1,003,680
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,717,900
-----------------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 0.6%

$                245   Cuyahoga County Hospital, (MBIA), Escrowed to Maturity,
                       5.125%, 1/1/29(3)                                                             $          248,371
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          248,371
-----------------------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 17.9%

$              1,000   Cincinnati City School District, (Classroom Facilities
                       Construction & Improvement), (FSA), 5.00%, 12/1/31                            $        1,016,310
               1,000   Lima City School District, (AMBAC), 5.50%, 12/1/22                                     1,118,360
                 500   Lima City School District, (AMBAC), 6.00%, 12/1/22                                       579,405
               1,000   Puerto Rico, (FSA), Variable Rate, 12.446%, 7/1/27(2)(4)                               1,250,350
                 400   Puerto Rico, (MBIA), Variable Rate, 12.675%, 7/1/20(2)(4)                                586,776
               2,860   Springfield City School District Clark County, (FGIC),
                       5.20%, 12/1/23                                                                         3,041,696
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        7,592,897
-----------------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 6.6%

$                255   Cuyahoga County, (Cleveland Clinic), (MBIA),
                       5.125%, 1/1/29(3)                                                             $          258,509

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)            SECURITY                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------
INSURED-HOSPITAL (CONTINUED)

$              1,000   Hamilton County, (Cincinnati Childrens Hospital), (FGIC),
                       5.00%, 5/15/32                                                                $        1,009,740
               1,500   Hamilton County, (Cincinnati Childrens Hospital), (FGIC),
                       5.125%, 5/15/28                                                                        1,542,195
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,810,444
-----------------------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 8.0%

$              1,500   Cleveland, Certificates of Participation, (Cleveland Stadium),
                       (AMBAC), 5.25%, 11/15/22                                                      $        1,607,730
                 600   Puerto Rico Public Finance Corp., (AMBAC), Variable Rate,
                       12.857%, 6/1/24(2)(4)                                                                    756,078
               1,000   Summit County, (Civic Theater Project), (AMBAC),
                       5.00%, 12/1/33                                                                         1,009,700
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        3,373,508
-----------------------------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 2.4%

$              1,000   Central Ohio Solid Waste Authority, (AMBAC),
                       5.00%, 12/1/25                                                                $        1,023,320
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,023,320
-----------------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 12.3%
$              2,500   Delaware County, Sewer District, (MBIA),
                       4.75%, 12/1/24                                                                $        2,518,825
               2,000   Hamiliton County Sales Tax Revenue, (AMBAC),
                       5.25%, 12/1/32                                                                         2,070,900
               2,235   Hamilton County Sales Tax Revenue, (AMBAC),
                       0.00%, 12/1/28                                                                           636,483
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        5,226,208
-----------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 9.6%

$                750   Cleveland Airport System Revenue, (FSA),
                       5.00%, 1/1/31                                                                 $          756,030
               1,000   Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24                                       1,131,090
               1,000   Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26                                       1,123,190
               1,000   Puerto Rico Highway and Transportation Authority, (AMBAC),
                       Variable Rate, 11.238%, 7/1/28(2)(4)                                                   1,061,380
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        4,071,690
-----------------------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.2%

$              1,300   Union County, (Pleasant Valley Joint Fire District),
                       6.125%, 12/1/19                                                               $        1,376,076
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,376,076
-----------------------------------------------------------------------------------------------------------------------

NURSING HOME -- 1.2%

$                610   Ohio HFA, Retirement Rental Housing,
                       (Encore Retirement Partners), 6.75%, 3/1/19                                   $          528,522
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          528,522
-----------------------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 2.9%

$              1,000   Puerto Rico Infrastructure Financing Authority,
                       Variable Rate, 12.834%, 10/1/23(2)(4)                                         $        1,241,970
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,241,970
-----------------------------------------------------------------------------------------------------------------------

POOLED LOANS -- 7.5%

$              1,020   Ohio Economic Development, (Ohio Enterprise Bond Fund),
                       (AMT), 5.85%, 12/1/22                                                         $        1,058,546
               1,000   Rickenbacker Port Authority, Oasbo Expanded Asset
                       Pooled Loan, 5.375%, 1/1/32                                                            1,024,490
               1,100   Toledo-Lucas County Port Authority, 5.40%, 5/15/19                                     1,099,527
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        3,182,563
-----------------------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 5.3%

$                600   Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18                      $          625,386
               1,415   Cuyahoga County, Economic Development, (Shaker Square),
                       6.75%, 12/1/30                                                                         1,621,052
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,246,438
-----------------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 2.1%

$                875   Puerto Rico Highway and Transportation Authority,
                       5.00%, 7/1/34                                                                 $          877,275
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          877,275
-----------------------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 2.4%

$              1,000   Ohio Water Development Authority, (Fresh Water
                       Improvement), 5.00%, 12/1/28                                                  $        1,019,020
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,019,020
-----------------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 151.5%
   (IDENTIFIED COST $60,607,891)                                                                     $       64,320,763
-----------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 3.8%                                                               $        1,622,786
-----------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (55.3)%                                                                          $      (23,500,000)
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                                              $       42,443,549
-----------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2004, 47.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.7% to 17.2% of total investments.

(1) Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate value of the securities is $8,328,134 or 19.6% of the Trust's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4) Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004

                        See notes to financial statements

PENNSYLVANIA MUNICIPAL INCOME TRUST as of November 30, 2004
PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 150.5%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------------
COGENERATION -- 3.8%

$                470   Carbon County IDA, (Panther Creek Partners), (AMT),
                       6.65%, 5/1/10                                                                 $          507,271
                 500   Pennsylvania EDA, (Northampton Generating), (AMT),
                       6.50%, 1/1/13                                                                            505,830
                 500   Pennsylvania EDA, (Resource Recovery-Colver), (AMT),
                       7.05%, 12/1/10                                                                           511,635
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,524,736
-----------------------------------------------------------------------------------------------------------------------

EDUCATION -- 5.5%

$              1,500   Pennsylvania HEFA, (Drexel University), 6.00%, 5/1/29                         $        1,586,985
                 600   Philadelphia HEFA, (Chestnut Hill College),
                       6.00%, 10/1/29                                                                           597,258
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,184,243
-----------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.5%

$                600   York County IDA, Pollution Control, (Public Service Enterprise
                       Group, Inc.), 5.50%, 9/1/20                                                   $          620,250
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          620,250
-----------------------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.1%

$                400   Delaware IDA, (Glen Riddle), (AMT),
                       Prerefunded to 9/1/05 @ 103, 8.625%, 9/1/25                                   $          430,028
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          430,028
-----------------------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 5.5%

$                600   Allegheny County IDA, (Residential Resources, Inc.),
                       6.50%, 9/1/21                                                                 $          633,054
               1,500   Chester County HEFA, (Devereux Foundation),
                       6.00%, 11/1/29                                                                         1,560,780
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,193,834
-----------------------------------------------------------------------------------------------------------------------

HOSPITAL -- 9.9%

$                750   Lancaster County Hospital Authority, 5.50%, 3/15/26                           $          767,940
               1,250   Lehigh County, General Purpose Authority,
                       (Lehigh Valley Health Network), 5.25%, 7/1/32                                          1,262,075
                 500   Monroe County Hospital Authority, (Pocono Medical Center),
                       6.00%, 1/1/43                                                                            514,240
                 850   Pennsylvania HEFA, (UPMC Health System),
                       6.00%, 1/15/31                                                                           904,527
                 500   Washington County Hospital Authority,
                       (Monongahela Hospital), 5.50%, 6/1/17                                                    532,525
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        3,981,307
-----------------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 6.5%

$                500   New Morgan IDA, (New Morgan Landfill), (AMT),
                       6.50%, 4/1/19                                                                 $          486,560
               1,000   Pennsylvania EDA, (Proctor & Gamble Paper Products Co.),
                       (AMT), 5.375%, 3/1/31                                                                  1,039,910
               1,550   Puerto Rico Port Authority, (American Airlines), (AMT),
                       6.30%, 6/1/23                                                                          1,087,774
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,614,244
-----------------------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 25.7%

$              1,900   Lycoming County Authority, (Pennsylvania College of
                       Technology), (AMBAC), 5.25%, 5/1/32                                           $        1,975,734
               1,000   Northampton County HEFA, (Lafayette College), (MBIA),
                       5.00%, 11/1/27                                                                         1,010,150
               1,000   Pennsylvania HEFA, (Bryn Mawr College), (AMBAC),
                       5.125%, 12/1/29                                                                        1,021,640
               2,000   Pennsylvania HEFA, (State System Higher Education), (FSA),
                       5.00%, 6/15/24                                                                         2,051,940
               2,000   Pennsylvania HEFA, (Temple University), (MBIA),
                       5.00%, 4/1/29(1)                                                                       2,020,380
                 600   Puerto Rico Industrial, Tourist, Educational, Medical
                       and Environmental, Residual Certificates, (MBIA),
                       Variable Rate, 10.856%, 7/1/33(2)(3)                                                     620,898
               1,500   University of Pittsburgh, (MBIA), 5.00%, 6/1/21                                        1,573,125
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $       10,273,867
-----------------------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.0%

$                600   Puerto Rico Electric Power Authority, (FSA), Variable Rate,
                       11.892%, 7/1/29(2)(3)                                                         $          675,708
                 835   Puerto Rico Electric Power Authority, DRIVERS, (FSA),
                       Variable Rate, 12.924%, 7/1/29(2)(3)                                                     940,360
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,616,068
-----------------------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 12.3%

$                650   Berks County Municipal Authority, (Reading Hospital and
                       Medical Center), (FSA), Prerefunded to 11/1/09 @ 102,
                       6.00%, 11/1/29                                                                $          752,863
                 265   McKeesport Area School District, (FGIC),
                       Escrowed to Maturity, 0.00%, 10/1/31                                                      62,975
               3,100   Pennsylvania Turnpike Commision, Oil Franchise Tax,
                       (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27                                          3,113,454
               2,000   Westmoreland County Municipal Authority, (FGIC),
                       Escrowed to Maturity, 0.00%, 8/15/19                                                     999,800
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        4,929,092
-----------------------------------------------------------------------------------------------------------------------

INSURED-GAS UTILITIES -- 3.4%

$              1,325   Philadelphia Natural Gas Works, (FSA), Variable Rate,
                       8.01%, 7/1/28(4)                                                              $        1,348,612
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,348,612
-----------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 15.0%

$              1,825   Hopewell School District, (FSA), 0.00%, 9/1/25                                $          626,358
                 735   McKeesport Area School District, (FGIC), 0.00%, 10/1/31                                  177,752
               1,200   Philadelphia School District, (FGIC), 5.125%, 6/1/34                                   1,229,568
               2,000   Philadelphia, (FSA), 5.00%, 3/15/28                                                    2,027,540
                 580   Puerto Rico, (FSA), 5.125%, 7/1/30                                                       596,049
               1,000   Puerto Rico, (FSA), Variable Rate, 12.446%, 7/1/27(2)(3)                               1,250,350
                 250   Southeast Delco Area School District, (MBIA),
                       0.00%, 2/1/24                                                                             93,620
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        6,001,237
-----------------------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 15.3%

$              1,000   Dauphin County General Authority, (Pinnacle Health System),
                       (MBIA), 5.50%, 5/15/27                                                        $        1,050,830
                 500   Delaware County Authority, (Catholic Health East), (AMBAC),
                       4.875%, 11/15/26                                                                         501,400
               1,500   Lehigh County General Purpose Authority, (Lehigh Valley
                       Health Network), (MBIA), 5.25%, 7/1/29                                                 1,536,945
               3,000   Montgomery County HEFA, (Abington Memorial Hospital),
                       (AMBAC), 5.00%, 6/1/28                                                                 3,020,790
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        6,109,965
-----------------------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 4.1%

$              1,000   Pittsburgh and Allegheny County Public Auditorium Authority,
                       (AMBAC), 5.00%, 2/1/24                                                        $        1,025,820
                 595   Puerto Rico Infrastructure Financing Authority, (AMBAC),
                       Variable Rate, 10.286%, 7/1/28(2)(3)                                                     631,378
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        1,657,198
-----------------------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 7.5%

$              1,000   Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29                        $        1,012,360
               1,005   Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29                                1,029,502
                 800   Puerto Rico Highway and Transportation Authority, (MBIA),
                       Variable Rate, 12.738%, 7/1/26(2)(3)                                                     959,664
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        3,001,526
-----------------------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 13.0%

$                500   Allegheny County Sanitation and Sewer Authority, (MBIA),
                       5.00%, 12/1/19                                                                $          528,880
               1,000   Allegheny County Sanitation and Sewer Authority, (MBIA),
                       5.50%, 12/1/24                                                                         1,085,060
                 500   Delaware County IDA, (Water Facilities), (FGIC), (AMT),
                       6.00%, 6/1/29                                                                            542,455
               1,000   Philadelphia Water and Wastewater, (FGIC),
                       5.00%, 11/1/31                                                                         1,011,370
$              2,000   Pittsburgh Water and Sewer Authority, (AMBAC),
                       5.125%, 12/1/31                                                               $        2,045,600
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        5,213,365
-----------------------------------------------------------------------------------------------------------------------

MISCELLANEOUS -- 1.5%

$                600   Philadelphia IDA, (Franklin Institute), 5.20%, 6/15/26                        $          592,410
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          592,410
-----------------------------------------------------------------------------------------------------------------------

NURSING HOME -- 1.8%

$                375   Clarion County IDA, (Beverly Enterprises, Inc.),
                       5.875%, 5/1/07                                                                $          369,806
                 335   Cumberland County IDA, (Beverly Enterprises, Inc.),
                       5.50%, 10/1/08                                                                           334,595
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $          704,401
-----------------------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 7.5%

$                600   Bucks County IDA, (Pennswood), 6.00%, 10/1/27                                 $          624,042

                 490   Cliff House Trust (AMT), 6.625%, 6/1/27                                                  371,866
                 500   Crawford County Hospital Authority, (Wesbury United
                       Methodist Community), 6.25%, 8/15/29                                                     511,160
                 500   Lancaster County Hospital Authority, (Health Center),
                       5.875%, 6/1/31                                                                           520,045
                 925   Montgomery County HEFA, (Faulkeways at Gwynedd),
                       6.75%, 11/15/30                                                                          969,890
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,997,003
-----------------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 5.6%

$              1,200   Delaware River Joint Toll Bridge Commission,
                       5.00%, 7/1/28                                                                 $        1,209,948
                 280   Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09                                   289,775
                 500   Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16                                  501,160
                 250   Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31                                        258,745
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     $        2,259,628
-----------------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 150.5%
   (IDENTIFIED COST $57,276,057)                                                                     $       60,253,014
-----------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 5.7%                                                               $        2,270,896
-----------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES PLUS CUMULATIVE
UNPAID DIVIDENDS -- (56.2)%                                                                          $      (22,501,047)
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO
COMMON SHARES -- 100.0%                                                                              $       40,022,863
-----------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2004, 66.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 8.4% to 23.8% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2004.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate value of the securities is $5,078,358 or 12.7% of the Trust's net assets.

(4) Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November30, 2004.

                        See notes to financial statements

EATON VANCE MUNICIPAL INCOME TRUSTS as of November 30, 2004
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF NOVEMBER 30, 2004

                                                        CALIFORNIA TRUST    FLORIDA TRUST    MASSACHUSETTS TRUST     MICHIGAN TRUST
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
    Identified cost                                     $    154,481,787   $    92,788,361     $    57,612,663      $    44,738,401
    Unrealized appreciation                                    9,189,763         4,613,013           3,045,333            3,226,695
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                   $    163,671,550   $    97,401,374     $    60,657,996      $    47,965,096
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                    $        915,586   $       797,202     $       268,571      $       154,939
Receivable for investments sold                                    7,500                --                  --                   --
Interest receivable                                            2,535,241         1,193,703           1,218,690              767,634
Receivable for daily variation margin on open financial
futures contracts                                                137,437            80,630              67,262               33,026
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                            $    167,267,314   $    99,472,909     $    62,212,519      $    48,920,695
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                 $          1,199   $           935     $           220      $           267
Accrued expenses                                                  62,550            56,322              50,219               53,186
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                       $         63,749   $        57,257     $        50,439      $        53,453
------------------------------------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation value plus
cumulative unpaid dividends                                   59,010,992        35,504,864          21,500,534           17,504,078
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                  $    108,192,573   $    63,910,788     $    40,661,546      $    31,363,164
------------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of
  shares authorized                                     $         71,815   $        42,502     $        26,945      $        21,105
Additional paid-in capital                                   106,462,788        63,144,849          39,886,312           31,360,888
Accumulated net realized loss (computed on the basis of
  identified cost)                                            (8,689,675)       (4,590,877)         (2,774,493)          (3,560,645)
Accumulated undistributed net investment income                1,182,913           715,986             468,712              312,526
Net unrealized appreciation (computed on the basis of
  identified cost)                                             9,164,732         4,598,328           3,054,070            3,229,290
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                  $    108,192,573   $    63,910,788     $    40,661,546      $    31,363,164
------------------------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)

                                                                   2,360             1,420                 860                  700
------------------------------------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING

                                                               7,181,488         4,250,223           2,694,545            2,110,515
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

NET ASSETS APPLICABLE TO COMMON SHARES DIVIDED BY
COMMON SHARES ISSUED AND OUTSTANDING                    $          15.07   $         15.04     $         15.09      $         14.86
------------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                        NEW JERSEY TRUST     NEW YORK TRUST       OHIO TRUST     PENNSYLVANIA TRUST
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
    Identified cost                                      $    97,062,394     $   119,035,497    $    60,607,891    $    57,276,057
    Unrealized appreciation                                    6,515,120           6,110,284          3,712,872          2,976,957
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                    $   103,577,514     $   125,145,781    $    64,320,763    $    60,253,014
-----------------------------------------------------------------------------------------------------------------------------------
Cash                                                     $       552,474             $    --    $       354,958    $        59,595
Receivable for investments sold                                    5,000                  --             10,000          1,020,000
Interest receivable                                            2,113,542           2,410,041          1,275,339          1,198,162
Receivable for daily variation margin on open
  financial futures contracts                                    110,035              76,965             32,985             47,645
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                             $   106,358,565     $   127,632,787    $    65,994,045    $    62,578,416
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Due to bank                                              $            --     $         9,226    $            --     $           --
Payable to affiliate for Trustees' fees                              935                 935                220                267
Accrued expenses                                                  55,744              69,450             50,276             54,239
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                        $        56,679     $        79,611    $        50,496    $        54,506
-----------------------------------------------------------------------------------------------------------------------------------
Auction preferred shares at liquidation value plus
  cumulative unpaid dividends                                 38,003,539          44,509,201         23,500,000         22,501,047
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                   $    68,298,347     $    83,043,975    $    42,443,549    $    40,022,863
-----------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Common Shares, $0.01 par value, unlimited number of
  shares authorized                                      $        46,118     $        53,603    $        28,222     $        26,885
Additional paid-in capital                                    68,452,386          79,543,024         41,922,551          39,945,406
Accumulated net realized loss (computed on the basis
  of identified cost)                                         (7,355,747)         (3,802,712)        (3,738,520)         (3,532,715)
Accumulated undistributed net investment income                  625,325           1,120,981            510,369             615,007
Net unrealized appreciation (computed on the basis of
  identified cost)                                             6,530,265           6,129,079          3,720,927           2,968,280
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES                   $    68,298,347     $    83,043,975    $    42,443,549     $    40,022,863
-----------------------------------------------------------------------------------------------------------------------------------

AUCTION PREFERRED SHARES ISSUED AND OUTSTANDING
(LIQUIDATION PREFERENCE OF $25,000 PER SHARE)
                                                                   1,520               1,780                940                 900
-----------------------------------------------------------------------------------------------------------------------------------

COMMON SHARES OUTSTANDING

                                                               4,611,790           5,360,320          2,822,184           2,688,521
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER COMMON SHARE

NET ASSETS APPLICABLE TO COMMON SHARES DIVIDED BY
  COMMON SHARES ISSUED AND OUTSTANDING                   $         14.81     $         15.49    $         15.04     $         14.89
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE MUNICIPAL INCOME TRUSTS as of November 30, 2004
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2004

                                                        CALIFORNIA TRUST     FLORIDA TRUST    MASSACHUSETTS TRUST   MICHIGAN TRUST
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                 $     9,679,137    $     5,778,560     $     3,581,006     $     2,872,144
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                  $     9,679,137    $     5,778,560     $     3,581,006     $     2,872,144
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                   $     1,176,810    $       701,988     $       434,546     $       343,169
Administration fee                                               336,231            200,568             124,156              98,048
Trustees fees and expenses                                         7,703              5,958               1,455               1,446
Legal and accounting services                                     40,199             34,862              32,280              27,396
Printing and postage                                              16,366             12,489               9,430               7,355
Custodian fee                                                     82,061             51,465              36,514              33,367
Transfer and dividend disbursing agent                           108,318             68,547              42,474              40,055
Preferred shares remarketing agent fee                           147,904             88,993              53,897              43,869
Miscellaneous                                                     24,050             25,764              23,143              24,160
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                           $     1,939,642    $     1,190,634     $       757,895     $       618,865
-----------------------------------------------------------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                           $         6,863    $         5,329     $         3,401     $         2,088
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                 $         6,863    $         5,329     $         3,401     $         2,088
-----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                             $     1,932,779    $     1,185,305     $       754,494     $       616,777
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                    $     7,746,358    $     4,593,255     $     2,826,512     $     2,255,367
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
    Investment transactions (identified cost basis)      $     1,563,209    $        91,623     $     1,048,057     $        74,668
    Financial futures contracts                               (2,141,268)        (1,344,999)           (598,602)           (676,136)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                 $      (578,059)   $    (1,253,376)    $       449,455     $      (601,468)
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                  $      (692,985)   $      (424,400)    $      (945,697)    $        (1,603)
    Financial futures contracts                                 (426,553)          (241,632)           (183,268)           (100,563)
-----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                         $    (1,119,538)   $      (666,032)    $    (1,128,965)    $      (102,166)
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                         $    (1,697,597)   $    (1,919,408)    $      (679,510)    $      (703,634)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
    From net investment income                           $      (568,421)   $      (371,078)    $      (188,013)    $      (181,468)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS               $     5,480,340    $     2,302,769     $     1,958,989     $     1,370,265
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                        NEW JERSEY TRUST     NEW YORK TRUST        OHIO TRUST     PENNSYLVANIA TRUST
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                 $     6,225,950     $     7,518,216     $     3,844,152    $     3,653,269
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                  $     6,225,950     $     7,518,216     $     3,844,152    $     3,653,269
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                   $       742,684     $       896,211     $       459,280    $       438,866
Administration fee                                               212,196             256,060             131,223            125,390
Trustees fees and expenses                                         5,958               5,958               1,454              1,446
Legal and accounting services                                     36,971              30,066              33,468             27,396
Printing and postage                                              13,917              10,016              10,548              8,456
Custodian fee                                                     59,666              64,166              38,703             37,376
Transfer and dividend disbursing agent                            71,027              89,416              47,425             47,656
Preferred shares remarketing agent fee                            95,259             111,553              58,751             56,404
Miscellaneous                                                     24,920              26,651              23,370             26,160
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                           $     1,262,598     $     1,490,097     $       804,222    $       769,150
-----------------------------------------------------------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                           $         4,606     $         5,508     $         3,201    $         2,618
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                 $         4,606     $         5,508     $         3,201    $         2,618
-----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                             $     1,257,992     $     1,484,589     $       801,021    $       766,532
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                    $     4,967,958     $     6,033,627     $     3,043,131    $     2,886,737
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
    Investment transactions (identified cost basis)      $     2,009,684     $     3,399,958     $      (225,636)   $       379,582
    Financial futures contracts                               (1,214,821)         (1,197,855)           (432,605)          (725,604)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                                 $       794,863     $     2,202,103     $      (658,241)   $      (346,022)
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                  $    (1,989,871)    $    (3,822,519)    $       742,357    $      (309,259)
    Financial futures contracts                                 (264,135)           (142,401)           (107,085)          (157,066)
-----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                         $    (2,254,006)    $    (3,964,920)    $       635,272    $      (466,325)
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                         $    (1,459,143)    $    (1,762,817)    $       (22,969)   $      (812,347)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
    From net investment income                           $      (373,643)    $      (396,309)    $      (255,482)   $      (245,569)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS               $     3,135,172     $     3,874,501     $     2,764,680    $     1,828,821
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED NOVEMBER 30, 2004

INCREASE (DECREASE) IN NET ASSETS                       CALIFORNIA TRUST     FLORIDA TRUST    MASSACHUSETTS TRUST   MICHIGAN TRUST
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                $     7,746,358    $     4,593,255     $     2,826,512     $     2,255,367
    Net realized gain (loss) on investment
        transactions and financial futures contracts            (578,059)        (1,253,376)            449,455            (601,468)
    Net change in unrealized appreciation
        (depreciation) on investments and financial
        futures contracts                                     (1,119,538)          (666,032)         (1,128,965)           (102,166)
    Distributions to preferred shareholders
        From net investment income                              (568,421)          (371,078)           (188,013)           (181,468)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $     5,480,340    $     2,302,769     $     1,958,989     $     1,370,265
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
    From net investment income                           $    (7,342,534)   $    (4,394,421)    $    (2,741,889)    $    (2,170,802)
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
    Reinvestment of distributions to common
    shareholders                                         $        63,513    $       100,028     $       409,239     $       200,473
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
    TRANSACTIONS                                         $        63,513    $       100,028     $       409,239     $       200,473
-----------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                               $    (1,798,681)   $    (1,991,624)    $      (373,661)    $      (600,064)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                     $   109,991,254    $    65,902,412     $    41,035,207     $    31,963,228
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                           $   108,192,573    $    63,910,788     $    40,661,546     $    31,363,164
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED IN
NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF YEAR                                           $     1,182,913    $       715,986     $       468,712     $       312,526
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                       NEW JERSEY TRUST    NEW YORK TRUST        OHIO TRUST     PENNSYLVANIA TRUST
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                $     4,967,958    $     6,033,627     $     3,043,131     $     2,886,737
    Net realized gain (loss) on investment
        transactions and financial futures contracts             794,863          2,202,103            (658,241)           (346,022)
    Net change in unrealized appreciation
        (depreciation) on investments and financial
        futures contracts                                     (2,254,006)        (3,964,920)            635,272            (466,325)
    Distributions to preferred shareholders
        From net investment income                              (373,643)          (396,309)           (255,482)           (245,569)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $     3,135,172    $     3,874,501     $     2,764,680     $     1,828,821
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
    From net investment income                           $    (4,902,864)   $    (5,574,755)    $    (2,839,891)    $    (2,689,270)
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
    Reinvestment of distributions to common
        shareholders                                     $       565,589    $            --     $       215,222     $       213,411
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
    TRANSACTIONS                                         $       565,589    $            --     $       215,222     $       213,411
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                    $    (1,202,103)   $    (1,700,254)    $       140,011     $      (647,038)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                     $    69,500,450    $    84,744,229     $    42,303,538     $    40,669,901
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                           $    68,298,347    $    83,043,975     $    42,443,549     $    40,022,863
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED IN
NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF YEAR                                           $       625,325    $     1,120,981     $       510,369     $       615,007
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE YEAR ENDED NOVEMBER 30, 2003

INCREASE (DECREASE) IN NET ASSETS                       CALIFORNIA TRUST     FLORIDA TRUST    MASSACHUSETTS TRUST   MICHIGAN TRUST
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                $     7,746,314    $     4,645,253     $     2,894,337     $     2,284,352
    Net realized gain (loss) on investment
        transactions and financial futures contracts             (50,699)           321,597             475,279            (522,224)
    Net change in unrealized appreciation
        (depreciation) on investments and financial
        futures contracts                                      4,995,119          2,962,320           2,136,914           2,199,007
    Distributions to preferred shareholders
        From net investment income                              (490,647)          (321,534)           (186,866)           (150,383)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $    12,200,087    $     7,607,636     $     5,319,664     $     3,810,752
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
        From net investment income                       $    (6,911,900)   $    (4,215,934)    $    (2,579,286)    $    (2,053,986)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS               $    (6,911,900)   $    (4,215,934)    $    (2,579,286)    $    (2,053,986)
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
        Reinvestment of distributions to common
            shareholders                                 $            --    $       208,467     $       500,292     $       142,090
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS     $            --    $       208,467     $       500,292     $       142,090
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                               $     5,288,187    $     3,600,169     $     3,240,670     $     1,898,856
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                     $   104,703,067    $    62,302,243     $    37,794,537     $    30,064,372
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                           $   109,991,254    $    65,902,412     $    41,035,207     $    31,963,228
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED IN
NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF YEAR                                           $     1,433,045    $       896,297     $       583,005     $       421,148
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE YEAR ENDED NOVEMBER 30, 2003

INCREASE (DECREASE) IN NET ASSETS                       NEW JERSEY TRUST     NEW YORK TRUST         OHIO TRUST    PENNSYLVANIA TRUST
-----------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                $     5,105,052     $     5,933,440     $     3,041,093    $     2,907,709
    Net realized gain (loss) on investment
        transactions and financial futures contracts            (484,005)          1,336,457             260,447             45,691
    Net change in unrealized appreciation
        (depreciation) on investments and financial
        futures contracts                                      5,507,623           3,662,367           2,281,037          2,311,357
    Distributions to preferred shareholders
        From net investment income                              (323,091)           (363,142)           (215,153)          (214,431)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $     9,805,579     $    10,569,122     $     5,367,424    $     5,050,326
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to common shareholders --
    From net investment income                           $    (4,638,616)    $    (5,495,212)    $    (2,796,900)   $    (2,517,299)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS               $    (4,638,616)    $    (5,495,212)    $    (2,796,900)   $    (2,517,299)
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions --
    Reinvestment of distributions to common
        shareholders                                     $       530,236     $        81,456     $       225,669    $       109,497
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS     $       530,236     $        81,456     $       225,669    $       109,497
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                               $     5,697,199     $     5,155,366     $     2,796,193    $     2,642,524
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO COMMON SHARES

At beginning of year                                     $    63,803,251     $    79,588,863     $    39,507,345    $    38,027,377
-----------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                           $    69,500,450     $    84,744,229     $    42,303,538    $    40,669,901
-----------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME INCLUDED IN
NET ASSETS APPLICABLE TO COMMON SHARES

AT END OF YEAR                                           $       944,142     $     1,066,685     $       579,928    $       673,776
-----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                                                                           CALIFORNIA TRUST
                                                                    --------------------------------------------------------------
                                                                                       YEAR ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                      2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                $   15.320   $   14.590   $   14.410   $   13.210   $   11.630
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                               $    1.079   $    1.079   $    1.069   $    1.035   $    1.008
Net realized and unrealized gain (loss)                                 (0.227)       0.682        0.155        1.120        1.576
Distributions to preferred shareholders from net investment income      (0.079)      (0.068)      (0.110)      (0.222)      (0.279)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                        $    0.773   $    1.693   $    1.114   $    1.933   $    2.305
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                          $   (1.023)  $   (0.963)  $   (0.934)  $   (0.733)  $   (0.725)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                          $   (1.023)  $   (0.963)  $   (0.934)  $   (0.733)  $   (0.725)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)                      $   15.070   $   15.320   $   14.590   $   14.410   $   13.210
----------------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)                         $   15.160   $   14.950   $   13.660   $   14.320   $   11.688
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                           8.60%       17.06%        1.84%       29.65%        8.79%
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                           CALIFORNIA TRUST
                                                                    --------------------------------------------------------------
                                                                                       YEAR ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                      2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Net assets applicable to common shares, end of year
     (000's omitted)                                                $  108,193   $  109,991   $  104,703   $  102,664   $   94,049
Ratios (As a percentage of average net assets applicable to
     common shares):
     Expenses(4)                                                          1.78%        1.78%        1.82%        1.83%        1.99%
     Expenses after custodian fee reduction(4)                            1.77%        1.78%        1.80%        1.76%        1.92%
     Net investment income(4)                                             7.10%        7.17%        7.44%        7.32%        8.43%
Portfolio Turnover                                                          17%           9%          11%          47%          29%
----------------------------------------------------------------------------------------------------------------------------------
+    The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets,
     including amounts related to preferred shares, are as
     follows:
Ratios (As a percentage of average total net assets):
     Expenses                                                             1.15%        1.15%        1.16%        1.15%        1.17%
     Expenses after custodian fee reduction                               1.15%        1.15%        1.15%        1.11%        1.13%
     Net investment income                                                4.61%        4.64%        4.73%        4.62%        4.97%
----------------------------------------------------------------------------------------------------------------------------------
Senior Securities:
     Total preferred shares outstanding                                  2,360        2,360        2,360        2,360        2,360
     Asset coverage per preferred share(5)                          $   70,849   $   71,608   $   69,366   $   68,507   $   64,862
     Involuntary liquidation preference per preferred share(6)      $   25,000   $   25,000   $   25,000   $   25,000   $   25,000
     Approximate market value per preferred share(6)                $   25,000   $   25,000   $   25,000   $   25,000   $   25,000
----------------------------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.012, decrease net realized and unrealized gains per share by $0.012, increase the ratio of net investment income to average net assets applicable to common shares from 7.36% to 7.44%, and increase the ratio of net investment income to average total net assets from 4.68% to 4.73%. Per-share data and ratios for the period prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(6)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

                                                                                            FLORIDA TRUST
                                                                    --------------------------------------------------------------
                                                                                       YEAR ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                      2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                $   15.530   $   14.730   $   14.340   $   13.070   $   11.770
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                               $    1.082   $    1.096   $    1.103   $    1.056   $    1.028
Net realized and unrealized gain (loss)                                 (0.450)       0.775        0.358        1.162        1.318
Distributions to preferred shareholders from net investment income      (0.087)      (0.076)      (0.118)      (0.243)      (0.338)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                        $    0.545   $    1.795   $    1.343   $    1.975   $    2.008
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                          $   (1.035)  $   (0.995)  $   (0.953)  $   (0.705)  $   (0.708)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                          $   (1.035)  $   (0.995)  $   (0.953)  $   (0.705)  $   (0.708)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)                      $   15.040   $   15.530   $   14.730   $   14.340   $   13.070
----------------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)                         $   15.250   $   15.455   $   14.400   $   13.380   $   10.500
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                           5.76%       14.67%       15.18%       34.91%        7.20%
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                            FLORIDA TRUST
                                                                    --------------------------------------------------------------
                                                                                       YEAR ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                      2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of year (000's
     omitted)                                                       $   63,911   $   65,902   $   62,302   $   60,646   $   55,296
Ratios (As a percentage of average net assets applicable to common shares):
     Net expenses(4)                                                      1.84%        1.83%        1.87%        1.90%        1.99%
     Net expenses after custodian fee reduction(4)                        1.83%        1.82%        1.86%        1.82%        1.91%
     Net investment income(4)                                             7.09%        7.20%        7.61%        7.46%        8.59%
Portfolio Turnover                                                           4%          15%          14%          24%          20%
----------------------------------------------------------------------------------------------------------------------------------
+    The expenses of the Trust may reflect a voluntary reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment income per share would
     have been as follows:
Ratios (As a percentage of average net assets applicable to common shares):
     Expenses(4)                                                                                                              2.07%
     Expenses after custodian fee reduction(4)                                                                                1.99%
     Net investment income(4)                                                                                                 8.51%
     Net investment income per share                                                                                    $    1.018
----------------------------------------------------------------------------------------------------------------------------------
++   The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets,
     including amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
     Net expenses                                                         1.18%        1.18%        1.18%        1.19%        1.16%
     Net expenses after custodian fee reduction                           1.18%        1.18%        1.18%        1.14%        1.12%
     Net investment income                                                4.58%        4.64%        4.82%        4.68%        5.05%
+    The expenses of the Trust may reflect a voluntary reduction of the investment adviser fee. Had such action not been
     taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
     Expenses                                                                                                                 1.20%
     Expenses after custodian fee reduction                                                                                   1.16%
     Net investment income                                                                                                    5.01%
----------------------------------------------------------------------------------------------------------------------------------
Senior Securities:
     Total preferred shares outstanding                                  1,420        1,420        1,420        1,420        1,420
     Asset coverage per preferred share(5)                          $   70,011   $   71,412   $   68,878   $   67,695   $   63,944
     Involuntary liquidation preference per preferred share(6)      $   25,000   $   25,000   $   25,000   $   25,000   $   25,000
     Approximate market value per preferred share(6)                $   25,000   $   25,000   $   25,000   $   25,000   $   25,000
----------------------------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.60% to 7.61%, and increase the ratio of net investment income to average total net assets from 4.81% to 4.82%. Per share data and ratios for the period prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(6)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

                                                                                         MASSACHUSETTS TRUST
                                                                    --------------------------------------------------------------
                                                                                       YEAR ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                      2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                $   15.380   $   14.350   $   14.110   $   12.530   $   11.470
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                               $    1.054   $    1.091   $    1.065   $    1.044   $    1.008
Net realized and unrealized gain (loss)                                 (0.251)       0.982        0.218        1.486        1.058
Distributions to preferred shareholders from net investment income      (0.070)      (0.070)      (0.106)      (0.227)      (0.286)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                        $    0.733   $    2.003   $    1.177   $    2.303   $    1.780
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                          $   (1.023)  $   (0.973)  $   (0.937)  $   (0.723)  $   (0.720)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                          $   (1.023)  $   (0.973)  $   (0.937)  $   (0.723)  $   (0.720)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)                      $   15.090   $   15.380   $   14.350   $   14.110   $   12.530
----------------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)                         $   16.810   $   15.400   $   15.510   $   14.370   $   10.813
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                          16.71%        5.91%       15.16%       40.54%        0.69%
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                         MASSACHUSETTS TRUST
                                                                    --------------------------------------------------------------
                                                                                       YEAR ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                      2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA++

Net assets applicable to common shares, end of year (000's
     omitted)                                                       $   40,662   $   41,035   $   37,795   $   36,634   $   32,501
Ratios (As a percentage of average net assets applicable to
     common shares):
     Expenses(4)                                                          1.87%        1.86%        1.97%        1.97%        2.17%
     Expenses after custodian fee reduction(4)                            1.86%        1.86%        1.94%        1.88%        2.09%
     Net investment income(4)                                             6.97%        7.27%        7.55%        7.60%        8.80%
Portfolio Turnover                                                          39%          26%           7%          13%          32%
----------------------------------------------------------------------------------------------------------------------------------
++   The ratios reported above are based on net assets solely to common shares. The ratios based on net assets, including
     amounts related to preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
     Expenses                                                             1.22%        1.21%        1.24%        1.23%        1.26%
     Expenses after custodian fee reduction                               1.22%        1.21%        1.22%        1.17%        1.21%
     Net investment income                                                4.55%        4.72%        4.77%        4.74%        5.10%
Ratios (As a percentage of average total net assets):
     Expenses
----------------------------------------------------------------------------------------------------------------------------------
Senior Securities:
     Total preferred shares outstanding                                    860          860          860          860          860
     Asset coverage per preferred share(5)                          $   72,281   $   72,719   $   68,951   $   67,602   $   62,797
     Involuntary liquidation preference per preferred share(6)      $   25,000   $   25,000   $   25,000   $   25,000   $   25,000
     Approximate market value per preferred share(6)                $   25,000   $   25,000   $   25,000   $   25,000   $   25,000
----------------------------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, decrease net realized and unrealized gains per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.51% to 7.55%, and increase the ratio of net investment income to average total net assets from 4.75% to 4.77%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(6)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

                                                                                            MICHIGAN TRUST
                                                                    --------------------------------------------------------------
                                                                                       YEAR ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                      2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                $   15.240   $   14.400   $   14.490   $   13.060   $   11.840
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                               $    1.072   $    1.092   $    1.085   $    1.045   $    0.996
Net realized and unrealized gain (loss)                                 (0.334)       0.802       (0.109)       1.317        1.250
Distributions to preferred shareholders from net investment income      (0.086)      (0.072)      (0.113)      (0.242)      (0.321)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                        $    0.652   $    1.822   $    0.863   $    2.120   $    1.925
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                          $   (1.032)  $   (0.982)  $   (0.953)  $   (0.690)  $   (0.705)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                          $   (1.032)  $   (0.982)  $   (0.953)  $   (0.690)  $   (0.705)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)                      $   14.860   $   15.240   $   14.400   $   14.490   $   13.060
----------------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)                         $   16.600   $   15.635   $   13.940   $   13.000   $   10.438
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                          13.63%       19.82%       14.72%       31.69%        2.30%
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                            MICHIGAN TRUST
                                                                    --------------------------------------------------------------
                                                                                       YEAR ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                      2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++

Net assets applicable to common shares, end of year (000's
     omitted)                                                       $   31,363   $   31,963   $   30,064   $   30,213   $   27,233
Ratios (As a percentage of average net assets applicable to
     common shares):
     Net expenses(4)                                                      1.96%        1.97%        2.00%        1.99%        2.18%
     Net expenses after custodian fee reduction(4)                        1.96%        1.97%        1.99%        1.90%        2.09%
     Net investment income(4)                                             7.16%        7.31%        7.54%        7.36%        8.34%
Portfolio Turnover                                                           5%           8%          13%          33%          18%
----------------------------------------------------------------------------------------------------------------------------------
+    The expenses of the Trust may reflect a voluntary reduction of the investment adviser fee. Had such action not been
     taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets applicable to
     common shares):
     Expenses(4)                                                                                                              2.21%
     Expenses after custodian fee reduction(4)                                                                                2.12%
     Net investment income(4)                                                                                                 8.31%
     Net investment income per share                                                                                    $    0.992
----------------------------------------------------------------------------------------------------------------------------------
++   The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets,
     including amounts related to preferred shares, are as
     follows:
Ratios (As a percentage of average total net assets):
     Net expenses                                                         1.26%        1.26%        1.27%        1.25%        1.27%
     Net expenses after custodian fee reduction                           1.26%        1.26%        1.26%        1.19%        1.22%
     Net investment income                                                4.60%        4.69%        4.76%        4.63%        4.90%
+    The expenses of the Trust may reflect a voluntary reduction of the investment adviser fee. Had such action not been
     taken, the ratios would have been as follows:
Ratios (As a percentage of average total net assets):
     Expenses                                                                                                                 1.29%
     Expenses after custodian fee reduction                                                                                   1.24%
     Net investment income                                                                                                    4.88%
----------------------------------------------------------------------------------------------------------------------------------
Senior Securities:
     Total preferred shares outstanding                                    700          700          700          700          700
     Asset coverage per preferred share(5)                          $   69,810   $   70,664   $   67,952   $   68,163   $   63,906
     Involuntary liquidation preference per preferred share(6)      $   25,000   $   25,000   $   25,000   $   25,000   $   25,000
     Approximate market value per preferred share(6)                $   25,000   $   25,000   $   25,000   $   25,000   $   25,000
----------------------------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, increase net realized and unrealized losses per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.51% to 7.54% and increase the ratio of net investment income to average total net assets from 4.74% to 4.76%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(6)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

                                                                                           NEW JERSEY TRUST
                                                                    --------------------------------------------------------------
                                                                                       YEAR ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                      2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                $   15.190   $   14.060   $   13.880   $   12.680   $   11.720
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                               $    1.082   $    1.120   $    1.098   $    1.057   $    1.012
Net realized and unrealized gain (loss)                                 (0.313)       1.099        0.163        1.089        0.977
Distributions to preferred shareholders from net investment income      (0.081)      (0.071)      (0.105)      (0.234)      (0.324)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                        $    0.688   $    2.148   $    1.156   $    1.912   $    1.665
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                          $   (1.068)  $   (1.018)  $   (0.976)  $   (0.712)  $   (0.705)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                          $   (1.068)  $   (1.018)  $   (0.976)  $   (0.712)  $   (0.705)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)                      $   14.810   $   15.190   $   14.060   $   13.880   $   12.680
----------------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)                         $   15.540   $   15.415   $   14.400   $   13.340   $   10.750
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                           8.31%       14.75%       15.70%       31.34%        5.28%
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                           NEW JERSEY TRUST
                                                                    --------------------------------------------------------------
                                                                                       YEAR ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                      2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Net assets applicable to common shares, end of year (000's
     omitted)                                                       $   68,298   $   69,500   $   63,803   $   62,237   $   56,883
Ratios (As a percentage of average net assets applicable to
     common shares):
     Expenses(4)                                                          1.85%        1.84%        1.89%        1.95%        2.08%
     Expenses after custodian fee reduction(4)                            1.84%        1.84%        1.88%        1.90%        2.00%
     Net investment income(4)                                             7.28%        7.64%        7.80%        7.64%        8.64%
Portfolio Turnover                                                          52%          28%          25%          35%          54%
----------------------------------------------------------------------------------------------------------------------------------
+    The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets,
     including amounts related to preferred shares are as
     follows:
Ratios (As a percentage of average total net assets):
     Expenses                                                             1.19%        1.18%        1.19%        1.21%        1.21%
     Expenses after custodian fee reduction                               1.18%        1.18%        1.18%        1.18%        1.16%
     Net investment income                                                4.68%        4.87%        4.88%        4.74%        5.01%
----------------------------------------------------------------------------------------------------------------------------------
Senior Securities:
     Total preferred shares outstanding                                  1,520        1,520        1,520        1,520        1,520
     Asset coverage per preferred share(5)                          $   69,935   $   70,724   $   66,976   $   65,951   $   62,434
     Involuntary liquidation preference per preferred share(6)      $   25,000   $   25,000   $   25,000   $   25,000   $   25,000
     Approximate market value per preferred share(6)                $   25,000   $   25,000   $   25,000   $   25,000   $   25,000
----------------------------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003, increase the ratio of net investment income to average net assets applicable to common shares from 7.78% to 7.80% and increase the ratio of net investment income to average total net assets from 4.87% to 4.88%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5) Calculated by subtracting the Trust's liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(6)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

                                                                                            NEW YORK TRUST
                                                                    --------------------------------------------------------------
                                                                                       YEAR ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                      2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                $   15.810   $   14.860   $   14.280   $   13.020   $   11.800
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                               $    1.126   $    1.108   $    1.114   $    1.057   $    1.002
Net realized and unrealized gain (loss)                                 (0.332)       0.936        0.553        1.150        1.239
Distributions to preferred shareholders from net investment income      (0.074)      (0.068)      (0.103)      (0.220)      (0.301)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                        $    0.720   $    1.976   $    1.564   $    1.987   $    1.940
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                          $   (1.040)  $   (1.026)  $   (0.984)  $   (0.727)  $   (0.720)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                          $   (1.040)  $   (1.026)  $   (0.984)  $   (0.727)  $   (0.720)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)                      $   15.490   $   15.810   $   14.860   $   14.280   $   13.020
----------------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)                         $   15.370   $   15.460   $   13.990   $   14.050   $   10.750
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                           6.46%       18.34%        6.56%       38.30%        5.90%
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                            NEW YORK TRUST
                                                                    --------------------------------------------------------------
                                                                                       YEAR ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                      2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA + ++

Net assets applicable to common shares, end of                      $   83,044   $   84,744   $   79,589   $   75,658   $   69,023
     year (000's omitted)
Ratios (As a percentage of average net assets
applicable to common shares):
     Expenses(4)                                                          1.78%        1.77%        1.86%        1.88%        2.03%
     Expenses after custodian fee reduction(4)                            1.78%        1.77%        1.86%        1.86%        1.95%
     Net investment income(4)                                             7.23%        7.21%        7.64%        7.45%        8.33%
Portfolio Turnover                                                          31%          19%           8%          21%          36%
----------------------------------------------------------------------------------------------------------------------------------
++   The ratios reported above are based on net assets
     applicable solely to common shares. The ratios based
     on net assets, including amounts related to preferred
     shares, are as follows:
Ratios (As a percentage of average total net assets):
     Expenses                                                             1.16%        1.15%        1.18%        1.19%        1.20%
     Expenses after custodian fee reduction                               1.16%        1.15%        1.18%        1.17%        1.15%
     Net investment income                                                4.71%        4.68%        4.84%        4.68%        4.91%
----------------------------------------------------------------------------------------------------------------------------------
Senior Securities:
     Total preferred shares outstanding                                  1,780        1,780        1,780        1,780        1,780
     Asset coverage per preferred share(5)                          $   71,659   $   72,603   $   69,714   $   67,506   $   63,777
     Involuntary liquidation preference per preferred
     share(6)                                                       $   25,000   $   25,000   $   25,000   $   25,000   $   25,000
     Approximate market value per preferred share(6)                $   25,000   $   25,000   $   25,000   $   25,000   $   25,000
----------------------------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.62% to 7.64% and increase the ratio of net investment income to average total net assets from 4.83% to 4.84%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(6)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

                                                                                             OHIO TRUST
                                                                    --------------------------------------------------------------
                                                                                       YEAR ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                      2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                $   15.070   $   14.150   $   14.070   $   12.820   $   11.910
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                               $    1.081   $    1.083   $    1.107   $    1.068   $    1.028
Net realized and unrealized gain (loss)                                 (0.011)       0.913        0.036        1.134        0.930
Distributions to preferred shareholders
     from net investment incom                                          (0.091)      (0.077)      (0.109)      (0.242)      (0.335)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                        $    0.979   $    1.919   $    1.034   $    1.960   $    1.623
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                          $   (1.009)  $   (0.999)  $   (0.954)  $   (0.710)  $   (0.713)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                          $   (1.009)  $   (0.999)  $   (0.954)  $   (0.710)  $   (0.713)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)                      $   15.040   $   15.070   $   14.150   $   14.070   $   12.820
----------------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)                         $   16.750   $   15.715   $   14.730   $   13.620   $   11.375
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                          13.96%       14.12%       15.59%       26.39%        7.55%
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                                                             OHIO TRUST
                                                                    --------------------------------------------------------------
                                                                                       YEAR ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                      2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to common shares, end of
     year (000's omitted)                                           $   42,444   $   42,304   $   39,507   $   39,072   $   35,613

Ratios (As a percentage of average net assets
     applicable to common shares):
     Net expenses(4)                                                      1.91%        1.90%        1.96%        1.99%        2.08%
     Net expenses after custodian fee reduction(4)                        1.90%        1.88%        1.87%        1.90%        2.01%
     Net investment income(4)                                             7.23%        7.37%        7.84%        7.69%        8.56%
Portfolio Turnover                                                          12%          23%           8%          26%          26%
+  The expenses of the Trust may reflect a voluntary
     reduction of the investment adviser fee. Had such
     action not been taken, the ratios and net
     investment income per share would have been as
     follows:
Ratios (As a percentage of average net assets
     applicable to common shares):
     Expenses(4)                                                                                                              2.16%
     Expenses after custodian fee reduction(4)                                                                                2.09%
     Net investment income(4)                                                                                                 8.48%
     Net investment income per share                                                                                    $    1.018
----------------------------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets
applicable solely to common shares. The ratios
based on net assets, including amounts related to
preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
     Net expenses                                                         1.23%        1.21%        1.23%        1.24%        1.22%
     Net expenses after custodian fee reduction                           1.22%        1.20%        1.17%        1.18%        1.18%
     Net investment income                                                4.64%        4.69%        4.91%        4.78%        5.02%
+  The expenses of the Trust may reflect a
     voluntary reduction of the investment advisor
     fee. Had such action not been taken, the
     ratios would have been as follows:
Ratios (As a percentage of average total net assets):
     Expenses                                                                                                                 1.26%
     Expenses after custodian fee reduction                                                                                   1.22%
     Net investment income                                                                                                    4.98%
----------------------------------------------------------------------------------------------------------------------------------
Senior Securities:
     Total preferred shares outstanding                                    940          940          940          940          940
     Asset coverage per preferred share(5)                          $   70,153   $   70,007   $   67,032   $   66,569   $   62,895
     Involuntary liquidation preference per
     preferred share(6)                                             $   25,000   $   25,000   $   25,000   $   25,000   $   25,000
     Approximate market value per preferred share(6)                $   25,000   $   25,000   $   25,000   $   25,000   $   25,000
----------------------------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.62% to 7.64% and increase the ratio of net investment income to average total net assets from 4.83% to 4.84%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(6)  Plus accumulated and unpaid dividends.

                        See notes to financial statements

                                                                                          PENNSYLVANIA TRUST
                                                                    --------------------------------------------------------------
                                                                                       YEAR ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                      2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year (Common shares)                $   15.210   $   14.260   $   14.160   $   12.960   $   11.840
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                               $    1.076   $    1.089   $    1.059   $    1.015   $    1.013
Net realized and unrealized gain (loss)                                 (0.301)       0.884        0.039        1.107        1.147
Distributions to preferred shareholders
     from net investment income                                         (0.092)      (0.080)      (0.111)      (0.244)      (0.332)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                        $    0.683   $    1.893   $    0.987   $    1.878   $    1.828
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS

From net investment income                                          $   (1.003)  $   (0.943)  $   (0.887)  $   (0.678)  $   (0.708)
----------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS                          $   (1.003)  $   (0.943)  $   (0.887)  $   (0.678)  $   (0.708)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR (COMMON SHARES)                      $   14.890   $   15.210   $   14.260   $   14.160   $   12.960
----------------------------------------------------------------------------------------------------------------------------------

MARKET VALUE -- END OF YEAR (COMMON SHARES)                         $   15.540   $   15.980   $   13.960   $   12.750   $   10.625
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                           4.07%       22.05%       16.77%       26.88%        5.29%
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements


                                                                                          PENNSYLVANIA TRUST
                                                                    --------------------------------------------------------------
                                                                                       YEAR ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                      2004(1)      2003(1)    2002(1)(2)     2001(1)      2000(1)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+ ++
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to common shares, end of year
     (000's omitted)                                                $   40,023   $   40,670   $   38,027   $   37,723   $   34,514
Ratios (As a percentage of average net assets
     applicable to common shares):
     Net expenses(4)                                                      1.91%        1.92%        1.95%        1.97%        1.95%
     Net expenses after custodian fee reduction(4)                        1.91%        1.92%        1.95%        1.94%        1.86%
     Net investment income(4)                                             7.18%        7.35%        7.48%        7.26%        8.46%
Portfolio Turnover                                                           8%           6%          20%          34%          19%
+  The expenses of the Trust may reflect a voluntary
     reduction of the investment adviser fee. Had such
     action not been taken, the ratios and net
     investment income per share would have been as
     follows:
Ratios (As a percentage of average net assets
     applicable to common shares):
     Expenses(4)                                                                                                              2.14%
     Expenses after custodian fee reduction(4)                                                                                2.05%
     Net investment income(4)                                                                                                 8.27%
     Net investment income per share                                                                                    $    0.990
----------------------------------------------------------------------------------------------------------------------------------
++ The ratios reported above are based on net assets
     applicable solely to common shares. The ratios
     based on net assets, including amounts related to
     preferred shares, are as follows:
Ratios (As a percentage of average total net assets):
     Net expenses                                                         1.23%        1.23%        1.22%        1.23%        1.14%
     Net expenses after custodian fee reduction                           1.22%        1.23%        1.22%        1.20%        1.09%
     Net investment income                                                4.61%        4.69%        4.68%        4.53%        4.96%
+  The expenses of the Trust may reflect a voluntary
     reduction of the investment adviser fee. Had such
     action not been taken, the ratios would have been
     as follows:
Ratios (As a percentage of average total net assets):
     Expenses                                                                                                                 1.25%
     Expenses after custodian fee reduction                                                                                   1.20%
     Net investment income                                                                                                    4.85%
----------------------------------------------------------------------------------------------------------------------------------
Senior Securities:
     Total preferred shares outstanding                                    900          900          900          900          900
     Asset coverage per preferred share(5)                          $   69,471   $   70,193   $   67,257   $   66,920   $   63,357
     Involuntary liquidation preference per
     preferred share(6)                                             $   25,000   $   25,000   $   25,000   $   25,000   $   25,000
Approximate market value per preferred share(6)                     $   25,000   $   25,000   $   25,000   $   25,000   $   25,000
----------------------------------------------------------------------------------------------------------------------------------

(1)  Computed using average common shares outstanding.

(2) The Trust has adopted the provisions of the revised AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES and began using the interest method to amortize premiums of fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003, increase the ratio of net investment income to average net assets applicable to common shares from 7.45% to 7.48% and increase the ratio of net investment income to average total net assets from 4.67% to 4.68%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5) Calculated by subtracting the Trust's total liabilites (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(6) Plus accumulated and unpaid dividends.

EATON VANCE MUNICIPAL INCOME TRUSTS as of November 30, 2004
NOTESTO FINANCIAL STATEMENTS

1 SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Florida Municipal Income Trust (Florida Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust), and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (individually referred to as the Trust or collectively the Trusts) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. The Trusts were organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998. Each Trust's investment objective is to provide current income exempt from regular federal income taxes and taxes in its specified state. Each Trust seeks to achieve its objective by investing primarily in investment grade municipal obligations issued by its specified state.

The following is a summary of significant accounting policies consistently followed by each Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B INVESTMENT TRANSACTIONS -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

C INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

D FEDERAL TAXES -- Each Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At November 30, 2004, the Trusts, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers of each Trust are as follows:

TRUST                        AMOUNT         EXPIRES
---------------------------------------------------------------------
California                   $  5,832,093   November 30, 2007
                                2,239,451   November 30, 2008
                                  995,999   November 30, 2012

Florida                         1,207,714   November 30, 2007
                                1,777,536   November 30, 2008
                                  160,909   November 30, 2009
                                1,495,013   November 30, 2012

Massachusetts                     650,717   November 30, 2007
                                1,739,252   November 30, 2008
                                   39,627   November 30, 2009
                                  343,176   November 30, 2010

Michigan                        1,193,621   November 30, 2007
                                  624,509   November 30, 2008
                                  165,469   November 30, 2009
                                  475,985   November 30, 2010
                                  443,883   November 30, 2011
                                  697,198   November 30, 2012

New Jersey                      3,733,314   November 30, 2007
                                3,178,038   November 30, 2008
                                  262,308   November 30, 2009
                                  177,350   November 30, 2011

FUND                         AMOUNT         EXPIRES
---------------------------------------------------------------------
New York                     $  1,820,387   November 30, 2008
                                1,920,646   November 30, 2009
                                   70,059   November 30, 2010

Ohio                            1,531,618   November 30, 2007
                                  643,577   November 30, 2008
                                  850,745   November 30, 2009
                                  764,355   November 30, 2012

Pennsylvania                    1,395,577   November 30, 2007
                                  807,118   November 30, 2008
                                  844,973   November 30, 2009
                                   41,331   November 30, 2010
                                  502,868   November 30, 2012

In addition, each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

E FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Trust is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Trust. A Trust's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Trust, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Trust will realize a loss in the amount of the cost of the option. When a Trust enters into a closing sale transaction, a Trust will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Trust exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

G USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H INDEMNIFICATIONS -- Under each Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust and shareholders are indemnified against personal liability for the obligations of each Trust. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Trust maintains with IBT. All credit balances used to reduce the Trusts' custodian fees, if any, are reported as a reduction of total expenses in the Statement of Operations.

2 AUCTION PREFERRED SHARES (APS)

Each Trust issued Auction Preferred Shares on March 1, 1999 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Trust. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Trust's APS and have been reset every seven days thereafter by an auction.

Auction Preferred Shares issued and outstanding as of November 30, 2004 and dividend rate ranges for the year ended November 30, 2004 are as indicated below:

                                  PREFERRED SHARES          DIVIDENDS RATE
TRUST                          ISSUED AND OUTSTANDING           RANGES
--------------------------------------------------------------------------------
California                              2,360                0.40% - 1.70%

Florida                                 1,420                0.45% - 1.55%

Massachusetts                             860                0.36% - 1.51%

Michigan                                  700                0.60% - 1.70%

                                  PREFERRED SHARES          DIVIDENDS RATE
TRUST                          ISSUED AND OUTSTANDING           RANGES
--------------------------------------------------------------------------------
New Jersey                              1,520                0.40% - 1.70%

New York                                1,780                0.40% - 1.55%

Ohio                                      940                0.45% - 1.55%

Pennsylvania                              900                0.45% - 1.70%

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in each Trust's By-Laws and the Investment Company Act of 1940. Each Trust pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3 DISTRIBUTIONS TO SHAREHOLDERS

Each Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. Distributions are recorded on the ex-dividend date. Distributions of any realized capital gains, if any, are made at least annually. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for Auction Preferred Shares on November 30, 2004 are listed below. For the year ended November 30, 2004, the amount of dividends each Trust paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

                                          DIVIDENDS PAID
                                           TO PREFERRED        AVERAGE
                                         SHAREHOLDERS FROM       APS
                             APS          NET INVESTMENT       DIVIDEND
                        DIVIDEND RATES      INCOME FOR         RATES FOR
                            AS OF         THE YEAR ENDED     THE YEAR ENDED
                         NOVEMBER 30,       NOVEMBER 30,      NOVEMBER 30,
TRUST                       2004              2004                2004
--------------------------------------------------------------------------------
California                   1.70%         $  568,421                0.97%
Florida                      1.00%            371,078                1.04%
Massachusetts                0.90%            188,013                0.87%
Michigan                     1.70%            181,468                1.04%
New Jersey                   1.70%            373,643                0.99%
New York                     1.30%            396,309                0.88%
Ohio                         1.54%            255,482                1.08%
Pennsylvania                 1.70%            245,569                1.10%

The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital.

The tax character of distributions paid for the years ended November 30, 2004 and November 30, 2003 was as follows:

YEAR ENDED
11/30/04                  CALIFORNIA        FLORIDA       MASSACHUSETTS    MICHIGAN
----------------------------------------------------------------------------------------
Distributions
  declared from:

Tax-exempt income         $  7,910,955   $   4,765,499   $    2,929,902   $  2,352,270

Ordinary income                     --              --               --             --

YEAR ENDED
11/30/03
----------------------------------------------------------------------------------------
Distributions
  declared from:

Tax-exempt income         $  7,402,547   $   4,537,468   $    2,766,152   $  2,204,369

Ordinary income                     --              --               --             --

YEAR ENDED
11/30/04                   NEW JERSEY      NEW YORK           OHIO        PENNSYLVANIA
----------------------------------------------------------------------------------------
Distributions
   declared from:

Tax-exempt income         $  5,276,507   $   5,971,064   $    3,094,707   $  2,934,839

Ordinary income                     --              --   $          666             --

YEAR ENDED
11/30/03
----------------------------------------------------------------------------------------
Distributions
  declared from:

Tax-exempt income         $  4,961,707   $   5,858,354   $    3,008,299   $  2,731,730

Ordinary income                     --              --   $        3,754             --

During the year ended November 30, 2004, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses:

                           CALIFORNIA       FLORIDA       MASSACHUSETTS     MICHIGAN
----------------------------------------------------------------------------------------
Increase (decrease):
   Paid in capital                  --              --               --   $        (1)

Accumulated
   net realized
   gain/(loss)
   on investments         $     85,535   $       8,067   $       10,903   $    11,720

Accumulated
   undistributed
   income                 $    (85,535)  $      (8,067)  $      (10,903)  $   (11,719)

                            NEW JERSEY     NEW YORK           OHIO        PENNSYLVANIA
----------------------------------------------------------------------------------------
Increase (decrease):
   Paid in capital                  --              --   $          (10)  $         1

Accumulated
   net realized
   gain/(loss)
   on investments         $     10,268   $       8,267   $       17,327   $    10,666

Accumulated
   undistributed
   income                 $    (10,268)  $      (8,267)  $      (17,317)  $   (10,667)

These changes had no effect on the net assets or net asset value per share of the Trusts.

As of November 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                           CALIFORNIA       FLORIDA      MASSACHUSETTS     MICHIGAN
----------------------------------------------------------------------------------------
Undistributed
   Income                 $  1,193,905   $     720,850   $      469,246   $    316,604

Capital loss
   carryforward           $ (9,067,543)  $  (4,641,172)  $   (2,772,772)  $ (3,600,665)

Unrealized
   gain/(loss)            $  9,542,600   $   4,648,623   $    3,052,349   $  3,269,310

Other temporary
   differences            $    (10,992)  $      (4,864)  $         (534)  $     (4,078)

                           NEW JERSEY      NEW YORK           OHIO        PENNSYLVANIA
-----------------------------------------------------------------------------------------
Undistributed
   income                 $    628,864   $   1,130,182   $      510,369   $    616,054
Capital loss
   carryforward           $ (7,351,010)  $  (3,811,092)  $   (3,790,295)  $ (3,591,867)
Unrealized
   gain/(loss)            $  6,525,528   $   6,137,459   $    3,772,702   $  3,027,432
Other temporary
   differences            $     (3,539)  $      (9,201)              --   $     (1,047)

4 INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee, computed at an annual rate of 0.70% of each Trust's average weekly gross assets, was earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. Except for Trustees of each Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Trust out of such investment adviser fee. For the year ended November 30, 2004, the fee was equivalent to 0.70% of each Trust's average weekly gross assets and amounted to $1,176,810, $701,988, $434,546, $343,169, $742,684, $896,211, $459,280 and
$438,866, for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. EVM also serves as the administrator of each Trust. An administration fee, computed at the annual rate of 0.20% of the average weekly gross assets of each Trust is paid to EVM for administering business affairs of each Trust. For the year ended November 30, 2004, the administrative fee amounted to $336,231, $200,568, $124,156, $98,048, $212,196, $256,060, $131,223
and $125,390, for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

During the year ended November 30, 2004, the Massachusetts Trust and the New Jersey Trust engaged in purchase and sale transactions with other Funds that also utilize EVM or Boston Management and Research, a wholly-owned subsidiary of EVM, as an investment adviser. The purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

TRUSTS                     PURCHASES          SALES
---------------------------------------------------------
Massachusetts             $    205,320   $   1,012,950
New Jersey                $    596,640              --

Certain officers and one Trustee of each Trust are officers of the above organization.

5 INVESTMENTS

Purchases and sales of investments, other than U.S. Government securities and short-term obligations for the year ended November 30, 2004 were as follows:

CALIFORNIA TRUST

Purchases                                                      $      27,746,726
Sales                                                                 31,434,311

FLORIDA TRUST

Purchases                                                      $       3,540,070
Sales                                                                  5,316,116

MASSACHUSETTS TRUST

Purchases                                                      $      23,738,161
Sales                                                                 24,505,520

MICHIGAN TRUST

Purchases                                                      $       2,257,121
Sales                                                                  3,122,401

NEW JERSEY TRUST

Purchases                                                      $      54,473,259
Sales                                                                 57,558,298

NEW YORK TRUST

Purchases                                                      $      39,810,500
Sales                                                                 43,226,110

OHIO TRUST

Purchases                                                      $       8,006,336
Sales                                                                  8,571,908

PENNSYLVANIA TRUST

Purchases                                                      $       4,778,657
Sales                                                                  6,533,626

6 FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Trust at November 30, 2004, as computed for Federal income tax purposes, were as follows:

CALIFORNIA TRUST

AGGREGATE COST                                                 $     154,128,950
--------------------------------------------------------------------------------
Gross unrealized appreciation                                  $       9,716,836
Gross unrealized depreciation                                           (174,236)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION                                    $       9,542,600
--------------------------------------------------------------------------------

FLORIDA TRUST

AGGREGATE COST                                                 $      92,752,751
--------------------------------------------------------------------------------
Gross unrealized appreciation                                  $       5,240,041
Gross unrealized depreciation                                           (591,418)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION                                    $       4,648,623
--------------------------------------------------------------------------------

MASSACHUSETTS TRUST

AGGREGATE COST                                                 $      57,605,647
--------------------------------------------------------------------------------
Gross unrealized appreciation                                  $       3,420,170
Gross unrealized depreciation                                           (367,821)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION                                    $       3,052,349
--------------------------------------------------------------------------------

MICHIGAN TRUST

AGGREGATE COST                                                 $      44,695,786
--------------------------------------------------------------------------------
Gross unrealized appreciation                                  $       3,457,861
Gross unrealized depreciation                                           (188,551)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION                                    $       3,269,310
--------------------------------------------------------------------------------

NEW JERSEY TRUST

AGGREGATE COST                                                 $      97,051,986
--------------------------------------------------------------------------------
Gross unrealized appreciation                                  $       6,697,441
Gross unrealized depreciation                                           (171,913)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION                                    $       6,525,528
--------------------------------------------------------------------------------

NEW YORK TRUST

AGGREGATE COST                                                 $     119,008,322
--------------------------------------------------------------------------------
Gross unrealized appreciation                                  $       7,171,686
Gross unrealized depreciation                                         (1,034,227)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION                                    $       6,137,459
--------------------------------------------------------------------------------

OHIO TRUST

AGGREGATE COST                                                 $      60,548,061
--------------------------------------------------------------------------------
Gross unrealized appreciation                                  $       4,157,974
Gross unrealized depreciation                                           (385,272)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION                                    $       3,772,702
--------------------------------------------------------------------------------

PENNSYLVANIA TRUST

AGGREGATE COST                                                 $      57,225,582
--------------------------------------------------------------------------------
Gross unrealized appreciation                                  $       3,673,069
Gross unrealized depreciation                                           (645,637)
--------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION                                    $       3,027,432
--------------------------------------------------------------------------------

7 SHARES OF BENEFICIAL INTEREST

Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

                                                 CALIFORNIA TRUST
                                         -------------------------------
                                              YEAR ENDED NOVEMBER 30,
                                         -------------------------------
                                                   2004             2003
------------------------------------------------------------------------
Shares issued pursuant to the
   Trust's dividend reinvestment plan             4,201               --
------------------------------------------------------------------------
NET INCREASE                                      4,201               --
------------------------------------------------------------------------

                                                  FLORIDA TRUST
                                         -------------------------------
                                              YEAR ENDED NOVEMBER 30,
                                         -------------------------------
                                                   2004             2003
------------------------------------------------------------------------
Shares issued pursuant to the
   Trust's dividend reinvestment plan             6,514           13,428
------------------------------------------------------------------------
NET INCREASE                                      6,514           13,428
------------------------------------------------------------------------

                                               MASSACHUSETTS TRUST
                                         -------------------------------
                                              YEAR ENDED NOVEMBER 30,
                                         -------------------------------
                                                   2004           2003
------------------------------------------------------------------------
Shares issued pursuant to the
   Trust's dividend reinvestment plan            26,699           33,291
------------------------------------------------------------------------
NET INCREASE                                     26,699           33,291
------------------------------------------------------------------------

                                                  MICHIGAN TRUST
                                         -------------------------------
                                              YEAR ENDED NOVEMBER 30,
                                         --------------------------------
                                                   2004             2003
------------------------------------------------------------------------
Shares issued pursuant to the
   Trust's dividend reinvestment plan            13,221            9,339
------------------------------------------------------------------------
NET INCREASE                                     13,221            9,339
------------------------------------------------------------------------

                                                 NEW JERSEY TRUST
                                         -------------------------------
                                              YEAR ENDED NOVEMBER 30,
                                         -------------------------------
                                                   2004             2003
------------------------------------------------------------------------
Shares issued pursuant to the
   Trust's dividend reinvestment plan            37,840           36,133
------------------------------------------------------------------------
NET INCREASE                                     37,840           36,133
------------------------------------------------------------------------

                                                   NEW YORK TRUST
                                         -------------------------------
                                              YEAR ENDED NOVEMBER 30,
                                         -------------------------------
                                                   2004             2003
------------------------------------------------------------------------
Shares issued pursuant to the
   Trust's dividend reinvestment plan                --            5,262
------------------------------------------------------------------------
NET INCREASE                                         --            5,262
------------------------------------------------------------------------

                                                     OHIO TRUST
                                         -------------------------------
                                              YEAR ENDED NOVEMBER 30,
                                         -------------------------------
                                                   2004             2003
------------------------------------------------------------------------
Shares issued pursuant to the
   Trust's dividend reinvestment plan            14,182           15,227
------------------------------------------------------------------------
NET INCREASE                                     14,182           15,227
------------------------------------------------------------------------

                                                 PENNSYLVANIA TRUST
                                         -------------------------------
                                               YEAR ENDED NOVEMBER 30,
                                         -------------------------------
                                                   2004             2003
------------------------------------------------------------------------
Shares issued pursuant to the
   Trust's dividend reinvestment plan            13,939            7,289
------------------------------------------------------------------------
NET INCREASE                                     13,939            7,289
------------------------------------------------------------------------

8 FINANCIAL INSTRUMENTS

Each Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at November 30, 2004 is as follows:

FUTURES CONTRACTS

                                                                                                 NET UNREALIZED
               EXPIRATION                                        AGGREGATE                       APPRECIATION
TRUST          DATE(S)     CONTRACTS                POSITION     COST            VALUE           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
California     3/05        375 U.S. Treasury Bond   Short        $ (41,271,844)  $ (41,296,875)  $      (25,031)

Florida        3/05        220 U.S. Treasury Bond   Short        $ (24,212,815)  $ (24,227,500)  $      (14,685)

Massachusetts  3/05        150 U.S. Treasury Bond   Short        $ (16,527,487)  $ (16,518,750)  $        8,737

Michigan       3/05        91 U.S. Treasury Bond    Short        $ (10,012,583)  $ (10,021,375)  $       (8,792)

               3/05        12 U.S. Treasury Note    Short        $  (1,340,387)  $  (1,329,000)  $       11,387

New Jersey     3/05        260 U.S. Treasury Bond   Short        $ (28,632,500)  $ (28,617,355)  $       15,145

New York       3/05        210 U.S. Treasury Bond   Short        $ (23,145,045)  $ (23,126,250)  $       18,795

Ohio           3/05        90 U.S. Treasury Bond    Short        $  (9,919,305)  $  (9,911,250)  $        8,055

Pennsylvania   3/05        130 U.S. Treasury Bond   Short        $ (14,307,573)  $ (14,316,250)  $       (8,677)

At November 30, 2004, each Trust had sufficient cash and/or securities to cover margin requirements on open future contracts.

9 OVERDRAFT ADVANCES

Pursuant to the custodian agreement between the Trusts and Investors Bank & Trust (IBT), IBT may in its discretion advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft by the Trusts, the Trusts are obligated to repay the IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the federal funds rate). This obligation is payable on demand to IBT. At November 30, 2004, New York Trust had payments due to IBT pursuant to the foregoing arrangement of $9,226.

EATON VANCE MUNICIPAL INCOME TRUSTS as of November 30, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipal Income
Trusts and Shareholders of Eaton Vance California
Municipal Income Trust, Eaton Vance Florida
Municipal Income Trust, Eaton Vance Massachusetts
Municipal Income Trust, Eaton Vance Michigan
Municipal Income Trust, Eaton Vance New Jersey
Municipal Income Trust, Eaton Vance New York
Municipal Income Trust, Eaton Vance Ohio
Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance California Municipal Income Trust, Eaton Vance Florida Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust (the Trusts) (constituting the Eaton Vance Municipal Income Trusts) as of November 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities held as of November 30, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance California Municipal Income Trust, Eaton Vance Florida Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2004, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 18, 2005

EATON VANCE MUNICIPAL INCOME TRUSTS as of November 30, 2004
FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Trust. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust's fiscal year end regarding exempt-interest dividends.

EXEMPT-INTEREST DIVIDENDS -- The Trusts designate the following amounts of dividends from net investment income as an exempt-interest dividend.

              California Trust                    100.00%
              Florida Trust                       100.00%
              Massachusetts Trust                 100.00%
              Michigan Trust                      100.00%
              New Jersey Trust                    100.00%
              New York Trust                      100.00%
              Ohio Trust                          100.00%
              Pennsylvania Trust                  100.00%

EATON VANCE MUNICIPAL INCOME TRUSTS
DIVIDEND REINVESTMENT PLAN

Each Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the same Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Trust's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

EATON VANCE MUNICIPAL INCOME TRUSTS
APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                       --------------------------------------------------------
                       Please print exact name on account

                       --------------------------------------------------------
                       Shareholder signature                      Date

                       --------------------------------------------------------
                       Shareholder signature                      Date

                       Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                       Eaton Vance Municipal Income Trusts
                       c/o PFPC Inc.
                       P.O. Box 43027
                       Providence, RI 02940-3027
                       800-331-1710

NUMBER OF EMPLOYEES

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of November 30, 2004 our records indicate that there are 64, 48, 59, 33, 77, 64, 59 and 68 registered shareholders for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively, and approximately 3,000, 2,100, 1,400, 1,200, 2,300, 2,800, 1,600 and 1,500 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

                         Eaton Vance Distributors, Inc.
                         The Eaton Vance Building
                         255 State Street
                         Boston, MA 02109
                         1-800-225-6265

AMERICAN STOCK EXCHANGE SYMBOLS

California Trust                 CEV
Florida Trust                    FEV
Massachusetts Trust              MMV
Michigan Trust                   EMI
New Jersey Trust                 EVJ
New York Trust                   EVY
Ohio Trust                       EVO
Pennsylvania Trust               EVP

EATON VANCE MUNICIPAL INCOME TRUSTS
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance California Municipal Income Trust
(CEV), Eaton Vance Florida Municipal Income Trust (FEV), Eaton Vance Massachusetts Municipal Income Trust (MMV), Eaton Vance Michigan Municipal Income Trust (EMI), Eaton Vance New Jersey Municipal Income Trust (EVJ), Eaton Vance New York Municipal Income Trust (EVY), Eaton Vance Ohio Municipal Income Trust (EVO), and Eaton Vance Pennsylvania Municipal Income Trust (EVP) (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts' affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trusts' principal underwriter and a wholly-owned subsidiary of EVM.

                                                                                               NUMBER OF
                                            TERM OF                                            PORTFOLIOS
                        POSITION(S)        OFFICE AND                                       IN FUND COMPLEX
      NAME AND           WITH THE          LENGTH OF           PRINCIPAL OCCUPATION(S)        OVERSEEN BY
    DATE OF BIRTH         TRUSTS            SERVICE            DURING PAST FIVE YEARS          TRUSTEE(1)   OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes       Vice President  Until 2007. 3 years.  Chairman, President and              193            Director of EVC
11/9/41               and Trustee     Trustee since 1998.   Chief Executive Officer of
                                                            BMR, EVC, EVM and EV;
                                                            Director of EV; Vice
                                                            President and Director of
                                                            EVD. Trustee and/or officer
                                                            of 193 registered investment
                                                            companies in the Eaton Vance
                                                            Fund Complex. Mr. Hawkes is
                                                            an interested person because
                                                            of his positions with BMR,
                                                            EVM, EVC and EV, which are
                                                            affiliates of the Trusts.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III     Trustee      Until 2007. 3 years.  Jacob H. Schiff Professor of         193         Director of Tiffany &
2/23/35                               Trustee since 1998.   Investment Banking Emeritus,                    Co. (specialty retailer)
                                                            Harvard University Graduate                         and Telect, Inc.
                                                            School of Business                                 (telecommunication
                                                            Administration.                                    services company)

William H. Park          Trustee      Until 2005. Trustee   President and Chief                  193               None
9/19/47                                   since 2003.       Executive Officer, Prizm
                                                            Capital Management, LLC
                                                            (investment management firm)
                                                            (since 2002). Executive Vice
                                                            President and Chief
                                                            Financial Officer, United
                                                            Asset Management Corporation
                                                            (a holding company owning
                                                            institutional investment
                                                            management firms)
                                                            (1982-2001).


Ronald A. Pearlman       Trustee      Until 2006. Trustee   Professor of Law, Georgetown          193               None
7/10/40                                   since 2003.       University Law Center (since
                                                            1999). Tax Partner Covington
                                                            & Burling, Washington, DC
                                                            (1991-2000).

Norton H. Reamer         Trustee      Until 2005. 3 years.  President, Chief Executive            193               None
9/21/35                               Trustee since 1998.   Officer and a Director of
                                                            Asset Management Finance
                                                            Corp. (a specialty finance
                                                            company serving the
                                                            investment management
                                                            industry) (since October
                                                            2003). President, Unicorn
                                                            Corporation (an investment
                                                            and financial advisory
                                                            services company) (since
                                                            September 2000). Formerly,
                                                            Chairman, Hellman, Jordan
                                                            Management Co., Inc. (an
                                                            investment management
                                                            company) (2000-2003).
                                                            Formerly, Advisory Director
                                                            of Berkshire Capital
                                                            Corporation (investment
                                                            banking firm) (2002-2003).
                                                            Formerly Chairman of the
                                                            Board, United Asset
                                                            Management Corporation (a
                                                            holding company owning
                                                            institutional investment
                                                            management firms) and
                                                            Chairman, President and
                                                            Director, UAM Funds (mutual
                                                            funds) (1980-2000).

                                                                                               NUMBER OF
                                            TERM OF                                            PORTFOLIOS
                        POSITION(S)        OFFICE AND                                       IN FUND COMPLEX
      NAME AND           WITH THE          LENGTH OF           PRINCIPAL OCCUPATION(S)        OVERSEEN BY
    DATE OF BIRTH         TRUSTS            SERVICE            DURING PAST FIVE YEARS          TRUSTEE(1)   OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Lynn A. Stout         Trustee         Until 2005. 3 years.  Professor of Law, University         193           None
9/14/57                               Trustee since 1998.   of California at Los Angeles
                                                            School of Law (since July
                                                            2001). Formerly, Professor
                                                            of Law, Georgetown
                                                            University Law Center.

                                                        TERM OF
                            POSITION(S)                OFFICE AND
         NAME AND            WITH THE                  LENGTH OF                           PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH           TRUSTS                    SERVICE                             DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Thomas J. Fetter             President                 Since 1998           Vice President of EVM and BMR. Officer of 124
8/20/43                                                                     registered investment companies managed by EVM or BMR.

William H. Ahern, Jr.  Vice President of EMI           Since 2000           Vice President of EVM and BMR. Officer of 78
7/28/59                                                                     registered investment companies managed by EVM or BMR.

Cynthia J. Clemson        Vice President         Since 1998 for CEV and     Vice President of EVM and BMR. Officer of 84
3/2/63                                             FEV; Since 2000 for      registered investment companies managed by EVM or BMR.
                                                   EVP; Since 2004 for
                                                 MMV, EMI, EVJ, EVY and
                                                           EVO

Robert B. MacIntosh       Vice President               Since 1998           Vice President of EVM and BMR. Officer of 124
1/22/57                                                                     registered investment companies managed by EVM or BMR.

Alan R. Dynner               Secretary                 Since 1998           Vice President, Secretary and Chief Legal Officer of
10/10/40                                                                    BMR, EVM, EVD, EV and EVC. Officer of 193 registered
                                                                            investment companies managed by EVM or BMR.

James L. O'Connor            Treasurer                 Since 1998           Vice President of BMR, EVM and EVD. Officer of 115
4/1/45                                                                      registered investment companies managed by EVM or BMR.

Paul M. O'Neil           Chief Compliance              Since 2004           Vice President of EVM and BMR. Officer of 193
7/11/53                       Officer                                       registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

   INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE MUNICIPAL INCOME TRUSTS
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                                    PFPC INC.
                                 P.O. BOX 43027
                            PROVIDENCE, RI 02940-3027
                                 (800) 331-1710


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022



                       EATON VANCE MUNICIPAL INCOME TRUSTS
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

147-1/05                                                              CE-MUNISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended November 30, 2003 and November 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

  FISCAL YEAR ENDED                     11/30/03     11/30/04
  ------------------------------------------------------------
  Audit Fees                           $   20,909   $   28,263

  Audit-Related Fees(1)                    14,000        3,600

  Tax Fees(2)                               5,800        6,100

  All Other Fees(3)                             0            0
                                       -----------------------
  Total                                $   40,709   $   37,963
                                       =======================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant's auction preferred shares.
(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

 (e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

  FISCAL YEAR ENDED                       11/30/03         11/30/04
  --------------------------------------------------------------------
  REGISTRANT                           $       19,800   $        9,700

  EATON VANCE(1)                       $   479,858.37   $   350,713.16

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.


ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.


Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE CALIFORNIA MUNICIPAL INCOME TRUST

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  January 18, 2005


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  January 18, 2005

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended November 30, 2003 and November 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

  FISCAL YEAR ENDED                     11/30/03       11/30/04
  --------------------------------------------------------------
  Audit Fees                           $   16,583     $   23,216

  Audit-Related Fees(1)                    14,000          3,600

  Tax Fees(2)                               5,800          6,100

  All Other Fees(3)                             0              0
                                       -------------------------
  Total                                $   36,383     $   32,916
                                       =========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant's auction preferred shares.
(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

 (e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

  FISCAL YEAR ENDED                       11/30/03         11/30/04
  --------------------------------------------------------------------
  REGISTRANT                           $       19,800   $        9,700

  EATON VANCE(1)                       $   479,858.37   $   350,713.16

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.


ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.


Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE FLORIDA MUNICIPAL INCOME TRUST

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  January 18, 2005


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  January 18, 2005

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended November 30, 2003 and November 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

  FISCAL YEAR ENDED                     11/30/03      11/30/04
  --------------------------------------------------------------
  Audit Fees                           $   15,759     $   20,435

  Audit-Related Fees(1)                    14,000          3,600

  Tax Fees(2)                               5,800          6,100

  All Other Fees(3)                             0              0
                                       -------------------------
  Total                                $   35,559     $   30,135
                                       =========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant's auction preferred shares.
(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

 (e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

  FISCAL YEAR ENDED                       11/30/03         11/30/04
  --------------------------------------------------------------------
  REGISTRANT                           $       19,800   $        9,700

  EATON VANCE(1)                       $   479,858.37   $   350,713.16

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.


ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.


Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME TRUST

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  January 18, 2005


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  January 18, 2005

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended November 30, 2003 and November 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

  FISCAL YEAR ENDED                     11/30/03      11/30/04
  --------------------------------------------------------------
  Audit Fees                           $   15,759     $   20,435

  Audit-Related Fees(1)                    14,000          3,600

  Tax Fees(2)                               5,800          6,100

  All Other Fees(3)                             0              0
                                       -------------------------
  Total                                $   35,559     $   30,135
                                       =========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant's auction preferred shares.
(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

  FISCAL YEAR ENDED                       11/30/03         11/30/04
  --------------------------------------------------------------------
  REGISTRANT                           $       19,800   $        9,700

  EATON VANCE(1)                       $      479,858   $      350,713

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MICHIGAN MUNICIPAL TRUST

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:         January 18, 2005
              ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  January 18, 2005
       ----------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:          January 18, 2005
              -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended November 30, 2003 and November 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

  FISCAL YEAR ENDED                     11/30/03       11/30/04
  --------------------------------------------------------------
  Audit Fees                           $   16,583     $   23,216

  Audit-Related Fees(1)                    14,000          3,600

  Tax Fees(2)                               5,800          6,100

  All Other Fees(3)                             0              0
                                       -------------------------
  Total                                $   36,383     $   32,916
                                       =========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant's auction preferred shares.
(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

 (e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

  FISCAL YEAR ENDED                       11/30/03         11/30/04
  --------------------------------------------------------------------
  REGISTRANT                           $       19,800   $        9,700

  EATON VANCE(1)                       $   479,858.37   $   350,713.16

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.


ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.


Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE NEW JERSEY MUNICIPAL INCOME TRUST

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  January 18, 2005


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  January 18, 2005

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended November 30, 2003 and November 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

  FISCAL YEAR ENDED                     11/30/03       11/30/04
  --------------------------------------------------------------
  Audit Fees                           $   16,583     $   25,379

  Audit-Related Fees(1)                    14,000          3,600

  Tax Fees(2)                               5,800          6,100

  All Other Fees(3)                             0              0
                                       -------------------------
  Total                                $   36,383     $   35,079
                                       =========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant's auction preferred shares.
(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

  FISCAL YEAR ENDED                       11/30/03         11/30/04
  --------------------------------------------------------------------
  REGISTRANT                           $       19,800   $        9,700

  EATON VANCE(1)                       $   479,858.37   $   350,713.16

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE NEW YORK MUNICIPAL INCOME TRUST

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  January 18, 2005


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  January 18, 2005

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) -(d)

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended November 30, 2003 and November 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

  FISCAL YEAR ENDED                     11/30/03       11/30/04
  --------------------------------------------------------------
  Audit Fees                           $   15,759     $   20,435

  Audit-Related Fees(1)                    14,000          3,600

  Tax Fees(2)                               5,800          6,100

  All Other Fees(3)                             0              0
                                       -------------------------
  Total                                $   35,559     $   30,135
                                       =========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant's auction preferred shares.
(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

 (e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

  FISCAL YEAR ENDED                       11/30/03         11/30/04
  --------------------------------------------------------------------
  REGISTRANT                           $       19,800   $        9,700

  EATON VANCE(1)                       $   479,858.37   $   350,713.16

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.


ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.


Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE OHIO MUNICIPAL INCOME TRUST

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  January 18, 2005


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  January 18, 2005

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The following table presents the aggregate fees billed to the registrant for the registrant's fiscal years ended November 30, 2003 and November 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during such period.

  FISCAL YEAR ENDED                     11/30/03       11/30/04
  --------------------------------------------------------------
  Audit Fees                           $   15,759     $   20,435

  Audit-Related Fees(1)                    14,000          3,600

  Tax Fees(2)                               5,800          6,100

  All Other Fees(3)                             0              0
                                       -------------------------
  Total                                $   35,559     $   30,135
                                       =========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant's auction preferred shares.
(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning.
(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the registrant by its principal accountant for the registrant's last two fiscal years; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization for the registrant's last two fiscal years.

  FISCAL YEAR ENDED                       11/30/03         11/30/04
  --------------------------------------------------------------------
  REGISTRANT                           $       19,800   $        9,700

  EATON VANCE(1)                       $      479,858   $      350,713

(1) Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant's investment adviser and administrator.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park and Lynn A. Stout are the members of the registrant's audit committee.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of the Fund except as contemplated under the Fund Policy. The Board's Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation. The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 [is/will be] available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE PENNSYLVANIA MUNICIPAL TRUST

By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:         January 18, 2005
              ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  January 18, 2005
       ----------------


By:    /s/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:         January 18, 2005
              ----------------